UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-4325

FIRST INVESTORS LIFE SERIES FUNDS

(Exact name of registrant as specified in charter)

40 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

Foresters Investment Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: SEPTEMBER 30, 2018

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
BALANCED INCOME FUND
September 30, 2018

Shares or
Principal
Amount	Security	Value
	COMMON STOCKS-41.3%
	Consumer Discretionary-2.7%
600	Acushnet Holdings Corp.	$16,458
50	CBS Corp. - Class "B"	2,872
1,100	DSW, Inc. - Class "A"	37,268
550	Ford Motor Co.	5,087
300	Meredith Corp.	15,315
500	Nordstrom, Inc.	29,905
700	Tapestry, Inc.	35,189
300	Wyndham Destinations, Inc.	13,008
300	Wyndham Hotels & Resorts, Inc.	16,671
		171,773
	Consumer Staples-5.0%
1,050	Altria Group, Inc.	63,325
600	Coca-Cola Co.	27,714
1,026	Koninklijke Ahold Delhaize NV (ADR)	23,444
500	PepsiCo, Inc.	55,900
350	Philip Morris International, Inc.	28,539
350	Procter & Gamble Co.	29,131
500	Sysco Corp.	36,625
500	Walmart, Inc.	46,955
		311,633
	Energy-3.3%
100	Chevron Corp.	12,228
200	ExxonMobil Corp.	17,004
500	Marathon Petroleum Corp.	39,985
200	Occidental Petroleum Corp.	16,434
600	PBF Energy, Inc. - Class "A"	29,946
200	Phillips 66	22,544
400	Royal Dutch Shell, PLC - Class "A" (ADR)	27,256
200	Schlumberger, Ltd.	12,184
800	Suncor Energy, Inc.	30,952
		208,533
	Financials-5.7%
300	Ameriprise Financial, Inc.	44,298
100	Bank of America Corp.	2,946
500	Berkshire Hills Bancorp, Inc.	20,350
200	Chubb, Ltd.	26,728
50	Citigroup, Inc.	3,587
600	Discover Financial Services	45,870
500	Hamilton Lane, Inc. - Class "A"	22,140
500	JPMorgan Chase & Co.	56,420
600	MetLife, Inc.	28,032
150	PNC Financial Services Group, Inc.	20,428
600	U.S. Bancorp	31,686
1,400	Waddell & Reed Financial, Inc. - Class "A"	29,652
450	Wells Fargo & Co.	23,652
		355,789
	Health Care-6.2%
850	Abbott Laboratories	62,356
500	AbbVie, Inc.	47,290
1,000	GlaxoSmithKline, PLC (ADR)	40,170
500	Johnson & Johnson	69,085
900	Koninklijke Philips NV (ADR)	40,959
650	Merck & Co., Inc.	46,111
1,800	Pfizer, Inc.	79,326
		385,297
	Industrials-5.1%
300	3M Co.	63,213
300	Honeywell International, Inc.	49,920
800	Johnson Controls International, PLC	28,000
200	Lockheed Martin Corp.	69,192
600	Mobile Mini, Inc.	26,310
1,800	Triton International, Ltd.	59,886
150	United Technologies Corp.	20,972
		317,493
	Information Technology-6.4%
500	Apple, Inc.	112,870
1,300	Cisco Systems, Inc.	63,245
700	Intel Corp.	33,103
1,050	Microsoft Corp.	120,088
700	QUALCOMM, Inc.	50,421
1,250	Travelport Worldwide, Ltd.	21,088
		400,815
	Materials-1.1%
600	International Paper Co.	29,490
150	Praxair, Inc.	24,110
200	RPM International, Inc.	12,988
		66,588
	Real Estate-2.3%
600	Americold Realty Trust (REIT)	15,012
300	Brookfield Property Partners, LP	6,267
650	Chesapeake Lodging Trust (REIT)	20,846
200		Federal Realty Investment Trust (REIT)	25,294
1,042		RLJ Lodging Trust (REIT)	22,955
800		Tanger Factory Outlet Centers, Inc. (REIT)	18,304
650		Urstadt Biddle Properties, Inc. (REIT)	13,839
1,400		Whitestone REIT (REIT)	19,432
			141,949
		Telecommunication Services-1.4%
1,150		AT&T, Inc.	38,617
900		Verizon Communications, Inc.	48,051
			86,668
		Utilities-2.1%
400		Black Hills Corp.	23,236
500		Duke Energy Corp.	40,010
500		Exelon Corp.	21,830
900		NiSource, Inc.	22,428
400		WEC Energy Group, Inc.	26,704
			134,208
Total Value of Common Stocks (cost $2,017,707)			2,580,746
		CORPORATE BONDS-31.2%
		Automotive-1.5%
$100	M	O'Reilly Automotive, Inc., 3.55%, 3/15/2026	95,881
		Chemicals-1.6%
100	M	Dow Chemical Co., 3.5%, 10/1/2024	98,002
		Energy-8.1%
50	M	BP Capital Markets, PLC, 3.216%, 11/28/2023	49,089
100	M	Enterprise Products Operating, 7.55%, 4/15/2038	131,631
100	M	Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023	98,167
100	M	Magellan Midstream Partners, LP, 5%, 3/1/2026	106,468
100	M	Valero Energy Corp., 6.625%, 6/15/2037	121,246
			506,601
		Financial Services-3.2%
100	M	Brookfield Finance, Inc., 4%, 4/1/2024	99,724
100	M	General Motors Financial Co., Inc., 5.25%, 3/1/2026	102,624
			202,348
		Financials-6.0%
100	M	Citigroup, Inc., 4.3%, 11/20/2026	98,753
50	M	Goldman Sachs Group, Inc., 3.625%, 1/22/2023	49,863
100	M	JPMorgan Chase & Co., 6.4%, 5/15/2038	124,960
100	M	Morgan Stanley, 4%, 7/23/2025	99,755
			373,331
		Forest Products/Containers-.8%
50	M	Packaging Corp. of America, 3.4%, 12/15/2027	47,084
		Information Technology-1.8%
100	M	Corning, Inc., 7.25%, 8/15/2036	115,218
		Real Estate-3.9%
100	M	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/2028	96,136
50	M	Essex Portfolio, LP, 3.875%, 5/1/2024	49,781
100	M	Welltower, Inc., 4%, 6/1/2025	98,800
			244,717
		Retail-General Merchandise-.9%
50	M	Amazon.com, Inc., 4.8%, 12/5/2034	54,698
		Telecommunications-1.5%
100	M	Verizon Communications, Inc., 4.272%, 1/15/2036	95,585
		Utilities-1.9%
100	M	Commonwealth Edison Co., 5.9%, 3/15/2036	119,302
Total Value of Corporate Bonds (cost $2,050,104)			1,952,767
		U.S. GOVERNMENT OBLIGATIONS-16.6%
150	M	U.S. Treasury Bonds, 3.125%, 5/15/2048	148,037
900	M	U.S. Treasury Notes, 2.75%, 8/31/2023	892,213
Total Value of U. S. Government Obligations (cost $1,046,658)			1,040,250
		EXCHANGE TRADED FUNDS-6.0%
3,665		iShares iBoxx USD High Yield Corporate Bond ETF (ETF)	316,803
1,675		SPDR Bloomberg Barclays High Yield Bond ETF (ETF)	60,384
Total Value of Convertible Preferred Stock (cost $373,263)			377,187
		PASS-THROUGH CERTIFICATES-1.5%
		Transportation
$100	M	American Airlines 2017-2 AA PTT, 3.35%, 10/15/2029 (cost $100,818)	95,662
Total Value of Investments (cost $5,588,550)		96.6%	6,046,612
Other Assets, Less Liabilities		3.4	209,809
Net Assets		100.0%	$6,256,421

Summary of Abbreviations:
ADR	American Depositary Receipts
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depository Receipts
USD	United States Dollar
PTT	Pass-Through Trust

At September 30, 2018, the cost of investments for federal income tax purposes was $5,588,639. Accumulated net unrealized appreciation on investments was $468,824, consisting of $625,992 gross unrealized appreciation and $157,168 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$2,580,746	$-	$-	$2,580,746
Corporate Bonds	-	1,952,767	-	1,952,767
U.S. Government Obligations	-	1,040,250	-	1,040,250
Exchange Traded Funds	377,187	-	-	377,187
Pass-Through Certificates	-	95,662	-	95,662
Total Investments in Securities*	$2,957,933	$3,088,679	$-	$6,046,612

Liabilities
Futures Contracts	$10,851	$-	$-	$10,851

*The Portfolio of Investments provide information on the industry categorization for corporate bonds, commom stocks and pass-
through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments
BALANCED INCOME FUND
September 30, 2018

Futures contracts outstanding at September 30, 2018:

Number of			Notional	Value at	Unrealized
Contracts	Type	Expiration	Amounts	September 30, 2018	Appreciation
(1)	5 Year U.S. Treasury Note	Dec. 2018	$(113,344)	$(112,498)	$846
(5)	10 Year U.S. Treasury Note	Dec. 2018	(600,625)	(593,970)	6,655
(1)	U.S. Treasury Long Bond	Dec. 2018	(143,773)	(140,512)	3,261
(Premium received $89)					$10,762

Portfolio of Investments (unaudited)
COVERED CALL STRATEGY FUND
September 30, 2018

Shares		Security	Value
		COMMON STOCKS-98.7%
		Consumer Discretionary-9.5%
4,400		Best Buy Co., Inc.	$349,184
6,800		Carnival Corp.	433,636
2,600		Home Depot, Inc.	538,590
3,400		Whirlpool Corp.	403,750
			1,725,160
		Consumer Staples-5.2%
2,800		Costco Wholesale Corp.	657,664
1,300		PepsiCo, Inc.	145,340
1,400		Walmart, Inc.	131,474
			934,478
		Energy-8.5%
5,600		Chevron Corp.	684,768
11,500		Halliburton Co.	466,095
4,800		Occidental Petroleum Corp.	394,416
			1,545,279
		Exchange Traded Funds-2.0%
1,200		SPDR S&P 500 ETF Trust (ETF)	348,864
		Financials-16.2%
3,800		Allstate Corp.	375,060
3,900		American Express Co.	415,311
14,000		Bank of America Corp.	412,440
6,500		BB&T, Inc.	315,510
1,000		BlackRock, Inc.	471,330
6,500		JPMorgan Chase & Co.	733,460
4,700		Morgan Stanley	218,879
			2,941,990
		Health Care-12.5%
2,100		Allergan, PLC	400,008
3,800	*	Celgene Corp.	340,062
4,400		CVS Health Corp.	346,368
8,500		Medtronic, PLC	836,145
4,800		Merck & Co., Inc.	340,512
			2,263,095
	Industrials-10.7%
4,300	Honeywell International, Inc.		715,520
1,300	Lockheed Martin Corp.		449,748
2,200	Parker Hannifin Corp.		404,646
1,800	Raytheon Co.		371,988
			1,941,902
	Information Technology-26.5%
4,400	Apple, Inc.		993,256
1,800	Broadcom, Inc.		444,114
13,600	Cisco Systems, Inc.		661,640
10,800	Intel Corp.		510,732
2,300	International Business Machines Corp.		347,783
3,800	Mastercard, Inc. - Class "A"		845,918
7,200	Microsoft Corp.		823,464
1,800	Texas Instruments, Inc.		193,122
			4,820,029
	Materials-3.3%
9,300	DowDuPont, Inc.		598,083
	Telecommunication Services-3.3%
17,800	AT&T, Inc.		597,724
	Utilities-1.0%
1,100	NextEra Energy, Inc.		184,360
Total Value of Common Stocks (cost $15,922,055)		98.7%	17,900,964
Other Assets, Less Liabilities		1.3	277,557
Net Assets		100.0%	$18,178,521

*	Non-income producing

Summary of Abbreviations:
	ETF	Exchange Traded Fund
	SPDR	Standard & Poor's Depository Receipts

At September 30, 2018, the cost of investments for federal income tax purposes was $15,922,055. Accumulated net unrealized appreciation on investments was $1,978,909, consisting of $2,307,063 gross unrealized appreciation and $328,154 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$17,900,964	$-	$-	$17,900,964

Liabilities
Call Options Written	$(242,343)	$-	$-	$(242,343)

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments
COVERED CALL STRATEGY FUND
September 30, 2018

	Expiration	Exercise
CALL OPTIONS WRITTEN-(1.3)%	Date	Price	Contracts	Value
Allstate Corp.	1/18/19	$105.00	(38)	($4,826)
American Express Co.	10/19/18	110.00	(39)	(3,120)
Apple, Inc.	11/16/18	235.00	(26)	(10,400)
Apple, Inc.	11/16/18	230.00	(18)	(10,890)
AT&T, Inc.	10/19/18	34.00	(22)	(440)
AT&T, Inc.	11/16/18	34.00	(156)	(8,268)
Bank of America Corp.	10/19/18	32.00	(140)	(700)
BB&T, Inc.	10/19/18	52.50	(65)	(390)
Best Buy Co., Inc.	10/19/18	80.00	(44)	(6,600)
BlackRock, Inc.	10/19/18	590.00	(1)	(40)
BlackRock, Inc.	10/19/18	570.00	(8)	(700)
BlackRock, Inc.	1/18/19	520.00	(1)	(490)
Broadcom, Inc.	10/19/18	250.00	(18)	(7,272)
Carnival Corp.	10/19/18	67.50	(18)	(234)
Carnival Corp.	10/19/18	62.50	(50)	(10,250)
Celgene Corp.	10/26/18	92.50	(38)	(6,574)
Chevron Corp.	10/19/18	120.00	(31)	(11,346)
Chevron Corp.	11/2/18	125.00	(25)	(4,500)
Cisco Systems, Inc.	10/26/18	49.50	(136)	(5,440)
Costco Wholesale Corp.	10/19/18	240.00	(9)	(2,322)
Costco Wholesale Corp.	10/19/18	230.00	(19)	(15,010)
CVS Health Corp.	10/19/18	80.00	(44)	(4,752)
DowDuPont, Inc.	11/2/18	70.50	(93)	(1,814)
Halliburton Co.	10/19/18	42.50	(58)	(1,450)
Halliburton Co.	10/19/18	40.00	(32)	(3,872)
Halliburton Co.	11/16/18	45.00	(25)	(775)
Home Depot, Inc.	11/16/18	220.00	(26)	(3,458)
Honeywell International, Inc.	10/19/18	170.00	(43)	(5,461)
Intel Corp.	10/19/18	50.00	(13)	(234)
Intel Corp.	10/26/18	49.00	(95)	(8,170)
International Business Machines Corp.	11/2/18	157.50	(23)	(3,818)
JPMorgan Chase & Co.	10/19/18	120.00	(8)	(176)
JPMorgan Chase & Co.	11/16/18	120.00	(57)	(4,104)
Lockheed Martin Corp.	11/2/18	355.00	(13)	(5,655)
Mastercard, Inc. - Class "A"	11/2/18	225.00	(38)	(18,544)
Medtronic, PLC	11/16/18	97.50	(85)	(23,715)
Merck & Co., Inc.	1/18/19	70.00	(48)	(15,360)
Microsoft Corp.	10/19/18	115.00	(32)	(5,280)
Microsoft Corp.	11/2/18	118.00	(40)	(6,760)
Morgan Stanley	10/19/18	50.00	(47)	(987)
NextEra Energy, Inc.	11/16/18	175.00	(11)	(1,155)
Occidental Petroleum Corp.	10/19/18	85.00	(48)	(2,064)
Parker Hannifin Corp.	11/16/18	195.00	(22)	(5,830)
PepsiCo, Inc.	10/26/18	118.00	(13)	(325)
Raytheon Co.	10/19/18	210.00	(18)	(2,808)
SPDR S&P 500 ETF Trust	10/19/18	291.00	(12)	(3,000)
Texas Instruments, Inc.	11/2/18	114.00	(18)	(1,620)
Walmart, Inc.	11/16/18	100.00	(14)	(1,344)
Total Value of Call Options Written (premium received $243,844)				($242,343)

Portfolio of Investments (unaudited)
EQUITY INCOME FUND
September 30, 2018

Shares or
Principal
Amount		Security	Value
		COMMON STOCKS-94.9%
		Consumer Discretionary-6.0%
11,300		Acushnet Holdings Corp.	$309,959
27,700		American Eagle Outfitters, Inc.	687,791
41,200		Comcast Corp. - Special Shares "A"	1,458,892
11,745		Dana, Inc.	219,279
13,100		Lowe's Cos., Inc.	1,504,142
6,300		McDonald's Corp.	1,053,927
3,000		Oxford Industries, Inc.	270,600
17,800		Penske Automotive Group, Inc.	843,542
15,700		Tapestry, Inc.	789,239
11,600		Wyndham Hotels & Resorts, Inc.	644,612
			7,781,983
		Consumer Staples-7.5%
17,100		Altria Group, Inc.	1,031,301
18,600		Coca-Cola Co.	859,134
7,400		Kimberly-Clark Corp.	840,936
10,166		Kraft Heinz Co.	560,248
13,400		PepsiCo, Inc.	1,498,120
15,900		Philip Morris International, Inc.	1,296,486
14,200		Pinnacle Foods, Inc.	920,302
15,000		Procter & Gamble Co.	1,248,450
16,600		Wal-Mart, Inc.	1,558,906
			9,813,883
		Energy-11.8%
13,000		Anadarko Petroleum Corp.	876,330
7,600		Andeavor Logistics, LP	1,166,600
14,100		BP, PLC (ADR)	650,010
22,100		Chevron Corp.	2,702,388
14,950		ConocoPhillips	1,157,130
79,400		EnCana Corp.	1,040,934
8,800		EOG Resources, Inc.	1,122,616
12,300		ExxonMobil Corp.	1,045,746
19,800		Occidental Petroleum Corp.	1,626,966
10,800		PBF Energy, Inc. - Class "A"	539,028
17,150		Royal Dutch Shell, PLC - Class "A" (ADR)	1,168,601
18,800		Schlumberger, Ltd.	1,145,296
28,800		Suncor Energy, Inc.	1,114,272
			15,355,917
		Financials-21.2%
27,800	*	AllianceBernstein Holding, LP (MLP)	846,510
12,550		American Express Co.	1,336,449
29,800	Bank of America Corp.	877,908
22,500	Bank of New York Mellon Corp.	1,147,275
14,150	Berkshire Hills Bancorp, Inc.	575,905
1,300	BlackRock, Inc.	612,729
14,467	Chubb, Ltd.	1,933,370
22,300	Citigroup, Inc.	1,599,802
12,700	Comerica, Inc.	1,145,540
13,250	Discover Financial Services	1,012,962
4,200	Goldman Sachs Group, Inc.	941,808
25,400	Hamilton Lane, Inc. - Class "A"	1,124,712
17,300	Invesco, Ltd.	395,824
22,400	iShares S&P U.S. Preferred Stock Index Fund (ETF)	831,712
25,300	JPMorgan Chase & Co.	2,854,852
15,800	MetLife, Inc.	738,176
31,900	Old National Bancorp of Indiana	615,670
6,600	PNC Financial Services Group, Inc.	898,854
14,300	Popular, Inc.	732,875
13,500	Prosperity Bancshares, Inc.	936,225
59,600	Regions Financial Corp.	1,093,660
41,000	Sterling Bancorp	902,000
8,200	Travelers Cos., Inc.	1,063,622
6,200	U.S. Bancorp	327,422
24,900	Waddell & Reed Financial, Inc. - Class "A"	527,382
50,950	Wells Fargo & Co.	2,677,932
		27,751,176
	Health Care-14.2%
21,100	Abbott Laboratories	1,547,896
5,000	AbbVie, Inc.	472,900
4,900	Aetna, Inc.	993,965
12,700	CVS Health Corp.	999,744
17,050	GlaxoSmithKline, PLC (ADR)	684,898
20,050	Johnson & Johnson	2,770,308
16,600	Koninklijke Philips NV (ADR)	755,466
15,712	Medtronic, PLC	1,545,589
42,320	Merck & Co., Inc.	3,002,181
74,285	Pfizer, Inc.	3,273,740
6,163	Phibro Animal Health Corp. - Class "A"	264,393
25,600	Smith & Nephew, PLC (ADR)	949,504
5,000	UnitedHealth Group, Inc.	1,330,200
		18,590,784
	Industrials-8.1%
2,900	3M Co.	611,059
12,900	Eaton Corp., PLC	1,118,817
2,700	General Dynamics Corp.	552,744
7,400	Honeywell International, Inc.	1,231,360
10,300	Ingersoll-Rand, PLC	1,053,690
6,250	ITT, Inc.	382,875
6,100	Kansas City Southern, Inc.	691,008
3,680	Lockheed Martin Corp.	1,273,133
11,500	Schneider National, Inc. - Class "B"	287,270
13,000	Triton International, Ltd.	432,510
11,100	United Parcel Service, Inc. - Class "B"	1,295,925
12,300	United Technologies Corp.	1,719,663
		10,650,054
	Information Technology-10.5%
8,190	Apple, Inc.	1,848,811
53,200	Cisco Systems, Inc.	2,588,180
42,000	HP Enterprise Co.	685,020
28,000	HP, Inc.	721,560
38,500	Intel Corp.	1,820,665
7,400	LogMeIn, Inc.	659,340
23,850	Microsoft Corp.	2,727,725
3,800	MKS Instruments, Inc.	304,570
19,700	QUALCOMM, Inc.	1,418,991
16,900	Silicon Motion Technology Corp. (ADR)	907,530
		13,682,392
	Materials-4.7%
27,331	DowDuPont, Inc.	1,757,657
7,400	Eastman Chemical Co.	708,328
14,300	FMC Corp.	1,246,674
4,600	LyondellBasell Industries NV - Class "A"	471,546
4,400	Praxair, Inc.	707,212
8,000	Sealed Air Corp.	321,200
16,690	WestRock Co.	891,914
		6,104,531
	Real Estate-3.3%
37,000	Americold Realty Trust (REIT)	925,740
23,234	Brookfield Property Partners (REIT)	485,358
16,800	Douglas Emmett, Inc. (REIT)	633,696
5,200	Federal Realty Investment Trust (REIT)	657,644
19,700	FNF Group, Inc.	775,195
20,800	Sunstone Hotel Investors, Inc. (REIT)	340,288
22,000	Urstadt Biddle Properties, Inc. (REIT)	468,380
		4,286,301
	Telecommunication Services-3.1%
49,384	AT&T, Inc.	1,658,315
44,200	Verizon Communications, Inc.	2,359,838
		4,018,153
	Utilities-4.5%
8,250	American Electric Power Co., Inc.	584,760
23,000	CenterPoint Energy, Inc.	635,950
10,350	Dominion Energy, Inc.	727,398
7,100	Duke Energy Corp.	568,142
25,700	Exelon Corp.	1,122,062
5,200	NextEra Energy, Inc.	871,520
13,000	PPL Corp.	380,380
13,000	Vectren Corp.	929,370
		5,819,582
Total Value of Common Stocks (cost $88,908,208)		123,854,756
	PREFERRED STOCKS-1.6%
	Financials-1.0%
200	Citizens Financial Group, Inc., Series A, 5.5%, 2049	205,000
21,200	JPMorgan Chase & Co., Series Y, 6.125%, 2020	546,536
24,000	U.S. Bancorp, 5.5%, 2023	603,120
		1,354,656
	Real Estate-.6%
11,400		Digital Realty Trust, Inc. (REIT), Series G, 5.875%, 2049		280,554
		Urstadt Biddle Properties, Inc. (REIT):
11,000		Series G, 6.75%, 2049, 0%,		278,465
8,300		Series H, 6.25%, 2022, 0%,		201,109
				760,128
Total Value of Preferred Stocks (cost $2,095,099)				2,114,784
		SHORT-TERM U.S.GOVERNMENT OBLIGATIONS-1.5%
		U.S. Treasury Bills, Zero Coupon, 10/4/2018 (Effective yield 1.022%)
$2,000	M	(cost $1,999,453)	(a)	1,999,664
Total Value of Investments (cost $93,002,760)		98.0%		127,969,204
Other Assets, Less Liabilities		2.0		2,651,413
Net Assets		100.0%		$130,620,617

*	Non-income producing

(a)	The effective yields shown for zero coupon obligations are the effective yields at September 30, 2018.

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	MLP	Master Limited Partnership
	REIT	Real Estate Investment Trust

At September 30, 2018, the cost of investments for federal income tax purposes was $93,032,990. Accumulated net unrealized appreciation on investments was $34,936,214, consisting of $36,063,043 gross unrealized appreciation and $1,126,829 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$123,854,756	$-	$-	$123,854,756
Preferred Stocks	2,114,784	-	-	2,114,784
Short-Term U.S. Government
Obligations	-	1,999,664	-	1,999,664
Total Investments in Securities*	$125,969,540	$1,999,664	$-	$127,969,204

*The Portfolio of Investments provides information on the industry categorization for common stocks and preferred stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
FUND FOR INCOME
September 30, 2018

Principal
Amount		Security		Value
		CORPORATE BONDS-89.3%
		Aerospace/Defense-2.5%
		Bombardier, Inc.:
$375	M	8.75%, 12/1/2021	(a)	$415,537
275	M	7.5%, 12/1/2024	(a)	290,812
150	M	7.5%, 3/15/2025	(a)	155,437
500	M	KLX, Inc., 5.875%, 12/1/2022	(a)	517,750
		Meccanica Holdings USA, Inc.:
275	M	7.375%, 7/15/2039	(a)	321,750
100	M	6.25%, 1/15/2040	(a)	105,000
		TransDigm, Inc.:
250	M	5.5%, 10/15/2020		250,625
525	M	6.375%, 6/15/2026		531,563
				2,588,474
		Automotive-2.8%
425	M	Adient Global Holdings, Ltd., 4.875%, 8/15/2026	(a)	379,844
475	M	American Axle & Manufacturing, Inc., 6.25%, 4/1/2025		474,810
125	M	Asbury Automotive Group, Inc., 6%, 12/15/2024		126,875
225	M	Avis Budget Group, Inc., 6.375%, 4/1/2024	(a)	224,719
175	M	Cooper Standard Automotive, Inc., 5.625%, 11/15/2026	(a)	172,594
150	M	Dana Financing Luxembourg Sarl, 6.5%, 6/1/2026	(a)	153,232
		Dana Holding Corp.:
200	M	6%, 9/15/2023		206,250
250	M	5.5%, 12/15/2024		248,500
		Hertz Corp.:
250	M	5.875%, 10/15/2020		250,000
250	M	7.625%, 6/1/2022	(a)	247,500
225	M	J.B. Poindexter & Co., 7.125%, 4/15/2026	(a)	234,563
275	M	Tenneco, Inc., 5%, 7/15/2026		245,094
				2,963,981
		Building Materials-1.0%
325	M	Building Materials Corp., 5.375%, 11/15/2024	(a)	325,812
500	M	Griffon Corp., 5.25%, 3/1/2022		496,250
250	M	New Enterprise Stone & Lime Co., 6.25%, 3/15/2026	(a)	252,500
				1,074,562
		Chemicals-3.2%
350	M	Avantor, Inc., 9%, 10/1/2025	(a)	362,250
275	M	Blue Cube Spinco, Inc., 10%, 10/15/2025		317,625
275	M	CF Industries, Inc., 4.95%, 6/1/2043		244,406
225	M	Chemours Co., 6.625%, 5/15/2023		235,595
150	M	CVR Partners, LP, 9.25%, 6/15/2023	(a)	159,562
225	M	PQ Corp., 6.75%, 11/15/2022	(a)	234,940
650	M	Rain CII Carbon, LLC, 7.25%, 4/1/2025	(a)		665,438
200	M	Rayonier AM Products, Inc., 5.5%, 6/1/2024	(a)		193,566
625	M	Tronox, Inc., 6.5%, 4/15/2026	(a)		603,125
375	M	Univar USA, Inc., 6.75%, 7/15/2023	(a)		389,063
					3,405,570
		Consumer Non-Durables-1.8%
275	M	Eagle Intermediate Global Holding, 7.5%, 5/1/2025	(a)		270,188
125	M	Energizer Gamma Acquisition, 6.375%, 7/15/2026	(a)		129,531
250	M	Energizer Holdings, Inc., 5.5%, 6/15/2025	(a)		249,375
350	M	First Quality Finance Co., 4.625%, 5/15/2021	(a)		351,313
200	M	frontdoor, inc., 6.75%, 8/15/2026	(a)		206,500
		Reynolds Group Holdings, Inc.:
267	M	5.75%, 10/15/2020			267,504
125	M	5.125%, 7/15/2023	(a)		124,531
					1,598,942
		Energy-12.2%
250	M	Andeavor Logistics, LP, 6.875%, 12/29/2049			251,594
		Antero Resources Corp.:
125	M	5.375%, 11/1/2021			126,912
50	M	5%, 3/1/2025			50,562
250	M	Apergy Corp., 6.375%, 5/1/2026	(a)		257,812
275	M	Baytex Energy Corp., 5.125%, 6/1/2021	(a)		272,250
225	M	Berry Petroleum Co., 7%, 2/15/2026	(a)		234,000
200	M	Blue Racer Midstream, LLC, 6.125%, 11/15/2022	(a)		206,250
		Carrizo Oil & Gas, Inc.:
50	M	6.25%, 4/15/2023			51,312
75	M	8.25%, 7/15/2025			81,000
400	M	Chesapeake Energy Corp., 7%, 10/1/2024			400,500
150	M	CONSOL Energy, Inc., 5.875%, 4/15/2022			150,420
		Consolidated Energy Finance SA:
375	M	6.0842%, 6/15/2022	(a)	+	375,136
225	M	6.875%, 6/15/2025	(a)		234,562
150	M	6.5%, 5/15/2026	(a)		151,688
250	M	Covey Park Energy, LLC, 7.5%, 5/15/2025	(a)		254,688
		Crestwood Midstream Partners, LP:
250	M	6.25%, 4/1/2023			259,688
450	M	5.75%, 4/1/2025			461,250
250	M	CrownRock, LP, 5.625%, 10/15/2025	(a)		244,375
300	M	CSI Compressco, LP, 7.5%, 4/1/2025	(a)		307,500
325	M	DCP Midstream Operating, LP, 5.35%, 3/15/2020	(a)		333,125
275	M	Delek Logistics Partners, LP, 6.75%, 5/15/2025			278,437
150	M	Denbury Resources, Inc., 9%, 5/15/2021	(a)		162,938
		Diamondback Energy, Inc.:
75	M	4.75%, 11/1/2024			75,281
275	M	4.75%, 11/1/2024	(a)		276,031
100	M	5.375%, 5/31/2025			102,375
400	M	Exterran Partners, LP, 6%, 10/1/2022			405,500
100	M	Forum Energy Technologies, Inc., 6.25%, 10/1/2021			100,250
		Genesis Energy, LP:
200	M	6.75%, 8/1/2022			205,000
100	M	5.625%, 6/15/2024			95,000
300	M	Global Partners, LP, 6.25%, 7/15/2022			300,000
175	M	Gulfport Energy Corp., 6.375%, 5/15/2025			172,156
125	M	Laredo Petroleum, Inc., 6.25%, 3/15/2023			125,625
125	M	McDermott Escrow 1, Inc., 10.625%, 5/1/2024	(a)		134,063
250	M	MEG Energy Corp., 6.375%, 1/30/2023	(a)		228,750
		Murphy Oil Corp.:
200	M	4.45%, 12/1/2022			198,994
175	M	5.75%, 8/15/2025			178,269
100	M	5.875%, 12/1/2042			88,357
275	M	Nabors Industries, Inc., 5.75%, 2/1/2025	(a)		264,320
250	M	Newfield Exploration Co., 5.375%, 1/1/2026			260,312
150	M	Northern Oil and Gas, Inc., 8.5%, 5/15/2023	(a)	(b)	158,625
		Oasis Petroleum, Inc.:
250	M	6.875%, 1/15/2023			254,688
175	M	6.25%, 5/1/2026	(a)		178,281
250	M	Parkland Fuel Corp., 6%, 4/1/2026	(a)		251,250
		Parsley Energy, LLC:
50	M	6.25%, 6/1/2024	(a)		52,250
275	M	5.25%, 8/15/2025	(a)		275,000
50	M	5.625%, 10/15/2027	(a)		50,250
100	M	PDC Energy, Inc., 5.75%, 5/15/2026			95,375
		Precision Drilling Corp.:
121	M	6.5%, 12/15/2021			123,861
150	M	7.125%, 1/15/2026	(a)		154,500
200	M	QEP Resources, Inc., 6.875%, 3/1/2021			211,000
		SM Energy Co.:
350	M	5%, 1/15/2024			342,562
150	M	5.625%, 6/1/2025			150,188
50	M	6.625%, 1/15/2027			51,750
		Southwestern Energy Co.:
150	M	7.5%, 4/1/2026			157,875
175	M	7.75%, 10/1/2027			185,500
100	M	Suburban Propane Partners, LP, 5.875%, 3/1/2027			95,500
		Sunoco, LP:
300	M	4.875%, 1/15/2023	(a)		297,750
175	M	5.875%, 3/15/2028	(a)		168,438
225	M	Transocean Guardian, Ltd., 5.875%, 1/15/2024	(a)		227,813
150	M	Transocean Pontus, Ltd., 6.125%, 8/1/2025	(a)		152,811
75	M	Unit Corp., 6.625%, 5/15/2021			75,375
		Whiting Petroleum Corp.:
350	M	6.25%, 4/1/2023			363,125
175	M	6.625%, 1/15/2026			182,656
		WPX Energy, Inc.:
94	M	6%, 1/15/2022			97,877
150	M	5.75%, 6/1/2026			152,438
					12,863,020
		Financials-5.5%
350	M	Ally Financial, Inc., 8%, 11/1/2031			425,688
250	M	Arch Merger Sub, Inc., 8.5%, 9/15/2025	(a)		236,875
225	M	Credit Suisse Group AG, 7.5%, 12/11/2023	(a)		237,346
275	M	CSTN Merger Sub, Inc., 6.75%, 8/15/2024	(a)		275,748
550	M	DAE Funding, LLC, 5%, 8/1/2024	(a)		539,688
		Icahn Enterprises, LP:
200	M	6.25%, 2/1/2022			205,500
275	M	6.75%, 2/1/2024			282,563
200	M	Intesa Sanpaolo SpA, 5.017%, 6/26/2024	(a)	180,696
		Ladder Capital Finance Holdings, LLLP:
200	M	5.25%, 3/15/2022	(a)	201,000
400	M	5.25%, 10/1/2025	(a)	377,000
375	M	LPL Holdings, Inc., 5.75%, 9/15/2025	(a)	367,031
600	M	Navient Corp., 5.875%, 3/25/2021		616,488
		Park Aerospace Holdings:
206	M	4.5%, 3/15/2023	(a)	201,623
300	M	5.5%, 2/15/2024	(a)	308,250
		Springleaf Finance Corp.:
175	M	7.75%, 10/1/2021		189,434
250	M	5.625%, 3/15/2023		249,688
250	M	6.875%, 3/15/2025		250,000
300	M	7.125%, 3/15/2026		299,063
200	M	UniCredit SpA, 5.861%, 6/19/2032	(a)	179,155
175	M	Wand Merger Corp., 8.125%, 7/15/2023	(a)	183,715
				5,806,551
		Food/Beverage/Tobacco-2.0%
325	M	Barry Callebault Services SA, 5.5%, 6/15/2023	(a)	340,437
300	M	JBS USA LUX SA, 6.75%, 2/15/2028	(a)	298,500
50	M	HLF Financing Sarl, LLC, 7.25%, 8/15/2026	(a)	50,875
		Pilgrim's Pride Corp.:
25	M	5.75%, 3/15/2025	(a)	24,188
275	M	5.875%, 9/30/2027	(a)	261,250
		Post Holdings, Inc.:
250	M	5.5%, 3/1/2025	(a)	249,063
400	M	5.75%, 3/1/2027	(a)	393,500
550	M	Sigma Bidco BV, 7.875%, 5/15/2026	(a)	518,375
				2,136,188
		Forest Products/Containers-1.8%
675	M	Ardagh Holdings USA, Inc., 7.25%, 5/15/2024	(a)	708,750
250	M	BWAY Holding Co., 5.5%, 4/15/2024	(a)	246,562
		Mercer International, Inc.:
50	M	7.75%, 12/1/2022		52,315
175	M	6.5%, 2/1/2024		179,392
75	M	5.5%, 1/15/2026		73,687
300	M	Schweitzer -Mauduit International, Inc., 6.875%, 10/1/2026	(a)	306,750
325	M	Sealed Air Corp., 6.875%, 7/15/2033	(a)	351,000
				1,918,456
		Gaming/Leisure-3.5%
		Boyd Gaming Corp.:
375	M	6.875%, 5/15/2023		395,344
200	M	6%, 8/15/2026		202,500
250	M	Cedar Fair, LP, 5.375%, 6/1/2024		250,000
300	M	IRB Holding Corp., 6.75%, 2/15/2026	(a)	294,750
50	M	Lions Gate Entertainment Corp., 5.875%, 11/1/2024	(a)	51,500
250	M	National CineMedia, LLC, 6%, 4/15/2022		254,375
275	M	Pinnacle Entertainment, Inc., 5.625%, 5/1/2024		291,844
525	M	Scientific Games International, Inc., 5%, 10/15/2025	(a)	500,063
175	M	Silversea Cruise Finance, Ltd., 7.25%, 2/1/2025	(a)	191,188
175	M	Stars Group Holdings BV, 7%, 7/15/2026	(a)	180,983
		Viking Cruises, Ltd.:
600	M	6.25%, 5/15/2025	(a)	603,000
175	M	5.875%, 9/15/2027	(a)		171,202
250	M	Wynn Las Vegas, LLC, 5.5%, 3/1/2025	(a)		242,188
					3,628,937
		Health Care-8.5%
		Bausch Health Cos., Inc.:
200	M	7.5%, 7/15/2021	(a)		204,250
200	M	5.625%, 12/1/2021	(a)		200,000
50	M	6.5%, 3/15/2022	(a)		52,125
450	M	7%, 3/15/2024	(a)		476,550
325	M	6.125%, 4/15/2025	(a)		309,563
325	M	9%, 12/15/2025	(a)		351,000
200	M	8.5%, 1/31/2027	(a)		210,500
375	M	Centene Corp., 6.125%, 2/15/2024			394,688
		CHS/Community Health Systems, Inc.:
100	M	5.125%, 8/1/2021			97,750
375	M	6.25%, 3/31/2023			357,075
250	M	Cimpress NV, 7%, 6/15/2026	(a)		255,283
825	M	DaVita, Inc., 5.125%, 7/15/2024			800,250
		Endo Finance, LLC:
175	M	7.25%, 1/15/2022	(a)	(c)	171,500
225	M	6%, 7/15/2023	(a)		200,812
		HCA, Inc.:
250	M	6.25%, 2/15/2021			261,250
475	M	5.875%, 5/1/2023			502,313
350	M	5.875%, 2/15/2026			365,312
150	M	5.25%, 6/15/2026			154,688
125	M	5.5%, 6/15/2047			127,031
		HealthSouth Corp.:
175	M	5.125%, 3/15/2023			176,313
200	M	5.75%, 11/1/2024			202,250
450	M	inVentiv Group Holdings, Inc., 7.5%, 10/1/2024	(a)		478,125
		LifePoint Health, Inc.:
400	M	5.875%, 12/1/2023			418,500
275	M	5.375%, 5/1/2024			287,031
		Mallinckrodt Finance SB:
275	M	5.75%, 8/1/2022	(a)		255,063
225	M	5.5%, 4/15/2025	(a)		189,562
		Molina Healthcare, Inc.:
400	M	5.375%, 11/15/2022			408,500
250	M	4.875%, 6/15/2025	(a)		246,875
125	M	MPH Operating Partnership, LP, 7.125%, 6/1/2024	(a)		130,000
250	M	Polaris Intermediate Corp., 8.5%, 12/1/2022	(a)		259,247
141	M	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/2023	(a)		148,755
264	M	Universal Hospital Services, Inc., 7.625%, 8/15/2020			264,660
					8,956,821
		Home-Building-.2%
250	M	William Lyon Homes, Inc., 6%, 9/1/2023			242,500
		Information Technology-4.5%
550	M	Alliance Data Systems Corp., 5.375%, 8/1/2022	(a)		556,187
250	M	CDW, LLC, 5%, 9/1/2025			249,625
475	M	CommScope Technologies, LLC, 6%, 6/15/2025	(a)		491,625
		Diamond 1 Finance Corp.:
375	M	5.875%, 6/15/2021	(a)		387,179
125	M	7.125%, 6/15/2024	(a)	134,111
150	M	J2 Cloud Services, LLC, 6%, 7/15/2025	(a)	154,687
		NCR Corp.:
300	M	4.625%, 2/15/2021		297,750
300	M	5.875%, 12/15/2021		304,125
150	M	Nielsen Finance LLC, 5%, 4/15/2022	(a)	146,625
350	M	Nuance Communications, Inc., 6%, 7/1/2024		361,813
550	M	Rackspace Hosting, Inc., 8.625%, 11/15/2024	(a)	536,305
575	M	Solera, LLC, 10.5%, 3/1/2024	(a)	631,063
250	M	Symantec Corp., 5%, 4/15/2025	(a)	247,987
275	M	Verscend Holding Corp., 9.75%, 8/15/2026	(a)	284,625
				4,783,707
		Manufacturing-2.0%
375	M	ATS Automation Tooling Systems, Inc., 6.5%, 6/15/2023	(a)	389,062
100	M	Boise Cascade Co., 5.625%, 9/1/2024	(a)	102,470
175	M	Cloud Crane, LLC, 10.125%, 8/1/2024	(a)	192,062
425	M	Grinding Media, Inc., 7.375%, 12/15/2023	(a)	443,377
300	M	H&E Equipment Services, Inc., 5.625%, 9/1/2025		300,000
200	M	Park-Ohio Industries, Inc., 6.625%, 4/15/2027		206,000
475	M	Wabash National Corp., 5.5%, 10/1/2025	(a)	454,813
				2,087,784
		Media-Broadcasting-1.9%
		Belo Corp.:
100	M	7.75%, 6/1/2027		107,750
325	M	7.25%, 9/15/2027		338,000
225	M	LIN Television Corp., 5.875%, 11/15/2022		229,500
		Nexstar Broadcasting, Inc.:
225	M	6.125%, 2/15/2022	(a)	229,781
200	M	5.625%, 8/1/2024	(a)	196,250
		Sinclair Television Group, Inc.:
50	M	5.625%, 8/1/2024	(a)	49,063
100	M	5.875%, 3/15/2026	(a)	97,885
75	M	5.125%, 2/15/2027	(a)	69,281
650	M	Sirius XM Radio, Inc., 6%, 7/15/2024	(a)	675,188
				1,992,698
		Media-Cable TV-9.9%
		Altice Financing SA:
525	M	6.625%, 2/15/2023	(a)	530,250
200	M	7.5%, 5/15/2026	(a)	195,500
200	M	Altice Finco SA, 7.625%, 2/15/2025	(a)	180,750
200	M	Altice France SA, 8.125%, 2/1/2027	(a)	206,500
750	M	Altice U.S. Finance I Corp., 5.375%, 7/15/2023	(a)	760,312
		AMC Networks, Inc.:
275	M	5%, 4/1/2024		271,562
100	M	4.75%, 8/1/2025		95,875
		CCO Holdings, LLC:
200	M	5.25%, 9/30/2022		202,562
275	M	5.125%, 2/15/2023		276,719
150	M	5.75%, 9/1/2023		152,437
500	M	5.875%, 4/1/2024	(a)	509,375
200	M	5.125%, 5/1/2027	(a)	190,000
275	M	5.875%, 5/1/2027	(a)	273,281
150	M	5%, 2/1/2028	(a)	141,360
225	M	Cequel Communications Holdings I, LLC, 7.75%, 7/15/2025	(a)	240,187
375	M	Clear Channel International, 8.75%, 12/15/2020	(a)	388,950
		Clear Channel Worldwide Holdings, Inc.:
650	M	Series "A", 6.5%, 11/15/2022		665,438
550	M	Series "B", 6.5%, 11/15/2022		562,375
		CSC Holdings, LLC:
800	M	10.125%, 1/15/2023	(a)	877,200
200	M	6.625%, 10/15/2025	(a)	211,250
625	M	10.875%, 10/15/2025	(a)	728,125
		DISH DBS Corp.:
400	M	7.875%, 9/1/2019		415,084
225	M	5%, 3/15/2023		205,031
250	M	5.875%, 11/15/2024		225,000
		Gray Television, Inc.:
50	M	5.125%, 10/15/2024	(a)	48,437
225	M	5.875%, 7/15/2026	(a)	223,594
225	M	Mediacom Broadband, LLC, 5.5%, 4/15/2021		227,812
575	M	Midcontinent Communications & Finance Corp., 6.875%, 8/15/2023	(a)	604,641
		Netflix, Inc.:
100	M	4.375%, 11/15/2026		94,030
100	M	4.875%, 4/15/2028	(a)	94,125
600	M	Numericable Group SA, 6.25%, 5/15/2024	(a)	593,250
				10,391,012
		Media-Diversified-1.2%
100	M	E.W. Scripps Co., 5.125%, 5/15/2025	(a)	96,375
75	M	LSC Communications, Inc., 8.75%, 10/15/2023	(a)	76,031
225	M	Outdoor Americas Capital, LLC, 5.875%, 3/15/2025		228,094
800	M	Tribune Media Co., 5.875%, 7/15/2022		818,000
				1,218,500
		Metals/Mining-6.4%
250	M	AK Steel Corp., 7%, 3/15/2027		241,250
350	M	Allegheny Technologies, Inc., 7.875%, 8/15/2023		375,812
125	M	Big River Steel, LLC, 7.25%, 9/1/2025	(a)	132,344
250	M	Cleveland-Cliffs, Inc., 4.875%, 1/15/2024	(a)	246,875
175	M	Commercial Metals Co., 5.375%, 7/15/2027		164,938
300	M	CONSOL Mining Corp., 11%, 11/15/2025	(a)	340,500
250	M	Constellium NV, 5.75%, 5/15/2024	(a)	249,687
		First Quantum Minerals, Ltd.:
400	M	7.25%, 5/15/2022	(a)	393,000
350	M	6.5%, 3/1/2024	(a)	321,562
175	M	HudBay Minerals, Inc., 7.25%, 1/15/2023	(a)	180,707
450	M	Joseph T. Ryerson & Son, Inc., 11%, 5/15/2022	(a)	490,500
200	M	Mountain Province Diamonds, Inc., 8%, 12/15/2022	(a)	204,750
250	M	Natural Resource Partners, LP, 10.5%, 3/15/2022		268,750
175	M	Northwest Acquisitions, ULC, 7.125%, 11/1/2022	(a)	179,375
		Novelis, Inc.:
275	M	6.25%, 8/15/2024	(a)	282,219
425	M	5.875%, 9/30/2026	(a)	416,288
325	M	Peabody Energy Corp., 6%, 3/31/2022	(a)	331,906
750	M	SunCoke Energy Partners, LP, 7.5%, 6/15/2025	(a)	774,375
300	M	Teck Resources, Ltd., 6%, 8/15/2040		307,500
300	M	TMS International Corp., 7.25%, 8/15/2025	(a)	303,000
500	M	United States Steel Corp., 6.25%, 3/15/2026		496,875
				6,702,213
		Real Estate-1.7%
		Geo Group, Inc.:
100	M	5.125%, 4/1/2023		96,250
225	M	6%, 4/15/2026		216,563
150	M	Greystar Real Estate Partners, 5.75%, 12/1/2025	(a)	146,625
		Iron Mountain, Inc.:
225	M	5.75%, 8/15/2024		223,313
250	M	5.25%, 3/15/2028	(a)	233,125
175	M	Lennar Corp., 4.875%, 12/15/2023		176,969
80	M	MPT Operating Partnership, LP, 6.375%, 3/1/2024		84,000
225	M	Sabra Health Care, LP, 5.125%, 8/15/2026		220,618
379	M	VICI Properties 1, LLC, 8%, 10/15/2023		419,995
				1,817,458
		Retail-General Merchandise-2.0%
		1011778 B.C., ULC:
500	M	4.625%, 1/15/2022	(a)	501,875
250	M	5%, 10/15/2025	(a)	240,002
		AmeriGas Partners, LP:
125	M	5.625%, 5/20/2024		124,687
250	M	5.5%, 5/20/2025		246,875
225	M	J.C. Penney Co., Inc., 8.625%, 3/15/2025		151,875
250	M	KGA Escrow, LLC, 7.5%, 8/15/2023	(a)	260,000
150	M	KFC Holding Co., LLC, 5%, 6/1/2024	(a)	149,157
425	M	L Brands, Inc., 6.75%, 7/1/2036		352,750
125	M	SRS Distribution, Inc., 8.25%, 7/1/2026	(a)	122,813
				2,150,034
		Services-2.0%
425	M	ADT Corp., 3.5%, 7/15/2022		403,750
25	M	AECOM, 5.125%, 3/15/2027		24,475
375	M	BlueLine Rental Finance Corp., 9.25%, 3/15/2024	(a)	395,156
		First Data Corp.:
500	M	5.375%, 8/15/2023	(a)	508,875
125	M	5%, 1/15/2024	(a)	126,250
325	M	GW Honos Security Corp., 8.75%, 5/15/2025	(a)	318,094
50	M	KAR Auction Services, Inc., 5.125%, 6/1/2025	(a)	48,625
		United Rentals, Inc.:
150	M	4.625%, 10/15/2025		145,875
175	M	5.5%, 5/15/2027		173,469
				2,144,569
		Telecommunications-3.1%
375	M	CenturyLink, Inc., 5.8%, 3/15/2022		383,438
		Frontier Communications Corp.:
425	M	10.5%, 9/15/2022		380,375
350	M	11%, 9/15/2025		274,648
125	M	8.5%, 4/1/2026	(a)	118,594
		GCI, Inc.:
300	M	6.75%, 6/1/2021		304,125
500	M	6.875%, 4/15/2025		519,520
225	M	Qwest Corp., 7.25%, 9/15/2025		243,072
125	M	Telecom Italia Capital SA, 7.2%, 7/18/2036		130,312
200	M	Telecom Italia SpA, 5.303%, 5/30/2024		195,500
325	M	Telesat Canada, 8.875%, 11/15/2024	(a)	348,563
		Zayo Group, LLC:
50	M	6.375%, 5/15/2025			52,076
275	M	5.75%, 1/15/2027	(a)		275,687
					3,225,910
		Transportation-1.6%
375	M	BCD Acquisition, Inc., 9.625%, 9/15/2023	(a)		401,719
275	M	Fly Leasing, Ltd., 6.375%, 10/15/2021			283,937
225	M	Mobile Mini, Inc., 5.875%, 7/1/2024			228,937
750	M	XPO Logistics, Inc., 6.125%, 9/1/2023	(a)		780,000
					1,694,593
		Utilities-3.5%
		AES Corp.:
150	M	6%, 5/15/2026			158,812
100	M	5.125%, 9/1/2027			101,250
		Calpine Corp.:
425	M	5.75%, 1/15/2025			377,719
275	M	5.25%, 6/1/2026	(a)		255,750
250	M	Cheniere Corpus Christi Holdings, 5.125%, 6/30/2027			251,562
425	M	Cheniere Energy Partners, LP, 5.25%, 10/1/2025			426,585
75	M	Clearway Energy Operating, LLC, 5.75%, 10/15/2025	(a)	(b)	75,801
300	M	Drax Finco, PLC, 6.625%, 11/1/2025	(a)		304,500
275	M	Dynegy, Inc., 7.375%, 11/1/2022			286,000
250	M	Energy Transfer Partners, LP, 6.25%, 12/29/2049			241,094
38	M	Indiantown Cogeneration Utilities, LP, 9.77%, 12/15/2020			40,600
72	M	NRG Energy, Inc., 6.25%, 7/15/2022			74,462
150	M	NRG Yield Operating, LLC, 5%, 9/15/2026			144,375
316	M	NSG Holdings, LLC, 7.75%, 12/15/2025	(a)		348,447
350	M	Targa Resources Partners, LP, 5.875%, 4/15/2026	(a)		362,688
250	M	Terraform Power Operating, LLC, 5%, 1/31/2028	(a)		233,437
					3,683,082
		Waste Management-.5%
325	M	Covanta Holding Corp., 5.875%, 7/1/2025			329,063
175	M	GFL Environmental, Inc., 5.625%, 5/1/2022	(a)		170,188
					499,251
		Wireless Communications-4.3%
125	M	Hughes Satellite Systems Corp., 5.25%, 8/1/2026			122,344
150	M	Inmarsat Finance, PLC, 4.875%, 5/15/2022	(a)		150,000
		Intelsat Jackson Holdings SA:
800	M	8%, 2/15/2024	(a)		844,000
325	M	8.5%, 10/15/2024	(a)		328,981
		Level 3 Financing, Inc.:
250	M	5.125%, 5/1/2023			252,187
300	M	5.375%, 1/15/2024			300,522
850	M	Sprint Communications, Inc., 6%, 11/15/2022			869,125
		Sprint Corp.:
625	M	7.875%, 9/15/2023			675,781
125	M	7.125%, 6/15/2024			130,000
150	M	7.625%, 2/15/2025			159,450
200	M	7.625%, 3/1/2026			212,250
		T-Mobile USA, Inc.:
50	M	6.5%, 1/15/2024			52,062
250	M	6%, 4/15/2024			259,688
200	M	5.125%, 4/15/2025			202,000
					4,558,390
Total Value of Corporate Bonds (cost $94,483,682)					94,133,203
		LOAN PARTICIPATIONS+-7.3%
		Automotive-.4%
444	M	Truck Hero, Inc., 5.9622%, 4/22/2024			445,486
		Chemicals-.9%
496	M	Avantor Performance Materials, 6.2422%, 11/21/2024			502,724
496	M	ColourOz Investment, 5.3416%, 9/7/2021			472,144
					974,868
		Energy-.6%
125	M	California Resources Corp., 6.9622%, 12/31/2022			127,812
465	M	Foresight Energy, LLC, 7.9922%, 3/28/2022			465,812
75	M	Lotus Midstream, LLC, 3.25%, 9/26/2025		(b)	75,375
					668,999
		Financial Services-.5%
499	M	NFP Corp., 5.2422%, 1/8/2024			500,417
		Food/Beverage/Tobacco-.5%
496	M	Chobani, LLC, 5.7422%, 10/10/2023			485,783
		Gaming/Leisure-1.4%
400	M	Dorna Sports SL, 5.3861%, 4/12/2024			396,000
213	M	Seminole Hard Rock Entertainment, Inc., 5.0874, 5/14/2020			214,253
325	M	Sigma Bidco BV, 5.1138%, 7/2/2025			325,487
500	M	Stars Group Holdings BV, 5.8861%, 7/10/2025		(b)	504,995
					1,440,735
		Health Care-.9%
249	M	Amneal Pharmaceuticals, LLC, 5.75%, 5/4/2025			251,758
		Heartland Dental, LLC:
51	M	3.75%, 4/30/2025		(b)	51,064
341	M	5.9922%, 4/30/2025			341,571
350	M	Inovalon Holdings, Inc., 5.625%, 4/2/2025			350,219
					994,612
		Information Technology-.2%
248	M	Solarwinds, Inc., 5.2422%, 2/5/2024			249,816
		Manufacturing-1.0%
498	M	Filtration Group Corp., 5.2422%, 3/29/2025			501,045
500	M	GrafTech International, Ltd., 5.7422%, 2/12/2025			499,768
					1,000,813
		Metals/Mining-.4%
371	M	Big River Steel, LLC, 7.3861%, 8/23/2023			377,515
		Retail-General Merchandise-.2%
248	M	Staples, Inc., 6.3431%, 9/12/2024			248,466
		Waste Management-.3%
264	M	Gopher Resource, LLC, 5.4922%, 3/6/2025			265,491
Total Value of Loan Participations (cost $7,606,467)					7,653,001
		PASS-THROUGH CERTIFICATES-. 5%
		Transportation
537	M	American Airlines 2013-2 B PTT, 5.6%, 1/15/2022 (cost $555,357)	(a)		547,557
Total Value of Investments (cost $102,645,506)		97.1%			102,333,761
Other Assets, Less Liabilities		2.9			3,059,543
Net Assets		100.0%			$105,393,304

(a)	Security exempt from registration under Rule 144A of the Securities
Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of
1933 and may only be sold to qualified institutional investors. At
September 30, 2018, the Fund held one hundred eighty-eight 144A securities with an aggregate value of $54,135,065 representing 51.4%
of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(c)	Denotes s step bond (a zero coupon bond that converts to a fixed interest rate at a designated date.

+	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at September 30, 2018.

Summary of Abbreviations:
	LLLP	Limited Liability Limited Partnership
	PTT	Pass-Through Trust
	ULC	Unlimited Liability Corporation

At September 30, 2018, the cost of investments for federal income tax purposes was $102,661,389. Accumulated net unrealized
depreciation on investments was $327,628, consisting of $1,228,358 gross unrealized appreciation and $1,555,986 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$94,133,203	$-	$94,133,203
Loan Participations	-	7,653,001	-	7,653,001
Pass-Through Certificates	-	547,557	-	547,557
Total Investments in Securities*	$-	$102,333,761	$-	$102,333,761

*The Portfolio of Investments provides information on the industry categorization for corporate bonds, loan participations and pass-
through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GOVERNMENT FUND
September 30, 2018

Principal
Amount		Security	Value
		U.S. GOVERNMENT OBLIGATIONS-42.6%
		U.S. Treasury Bonds:
$300	M	2.5%, 2/15/2046	$261,891
120	M	2.5%, 5/15/2046	104,672
1,000	M	2.75%, 11/15/2047	915,645
320	M	3.5%, 2/15/2039	337,231
600	M	4.5%, 2/15/2036	712,090
		U.S. Treasury Notes:
200	M	1.125%, 8/31/2021	190,238
1,295	M	1.375%, 10/31/2020	1,257,111
500	M	1.5%, 3/31/2023	469,883
1,010	M	1.875%, 8/31/2022	970,902
630	M	2%, 2/15/2025	593,468
400	M	2.25%, 10/31/2024	383,625
1,950	M	2.625%, 6/15/2021	1,937,280
750	M	2.625%, 6/30/2023	739,438
250	M	2.75%, 4/30/2023	247,969
300	M	2.75%, 5/31/2023	297,562
500	M	2.75%, 7/31/2023	495,625
800	M	2.75%, 8/31/2025	786,953
400	M	2.875%, 7/31/2025	396,641
260	M	2.875%, 8/15/2028	256,034
Total Value of U.S. Government Obligations (cost $11,621,906)			11,354,258
		U.S. GOVERNMENT AGENCY OBLIGATIONS-36.2%
		Fannie Mae:
125	M	1.375%, 2/26/2021	120,718
770	M	1.25%, 8/17/2021	735,840
300	M	1.5%, 11/30/2020	291,662
850	M	1.625%, 11/27/2018	849,211
1,250	M	2.375%, 1/19/2023	1,219,325
2,500	M	Federal Farm Credit Bank, 2.7%, 8/27/2021	2,484,240
		Federal Home Loan Bank:
1,000	M	1.625%, 10/7/2021	963,843
700	M	3.25%, 6/9/2023	707,845
		Freddie Mac:
1,000	M	1.25%, 8/1/2019	989,155
150	M	1.375%, 5/28/2019	148,904
1,150	M	2.75%, 6/19/2023	1,136,609
Total Value of U.S. Government Agency Obligations (cost $9,731,619)			9,647,352
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-5.0%
		Fannie Mae-5.0%
1,300	M	4.5%, 10/11/2048 (cost $1,344,941)	(b)	1,341,192
		COMMERCIAL MORTGAGE-BACKED SECURITIES-4.7%
		Fannie Mae-1.5%
395	M	2.995%, 11/1/2022		391,766
		Federal Home Loan Mortgage Corporation-3.2%
		Multi-Family Structured Pass-Throughs:
170	M	2.454%, 8/25/2023		164,133
215	M	2.48375%, 5/25/2024	+	215,722
500	M	3.35%, 1/28/2028		491,332
				871,187
Total Value of Commercial Mortgage-Backed Securities (cost $1,299,799)				1,262,953
		COVERED BONDS-4.2%
		Financial Services
650	M	Canadian Imperial Bank of Commerce, 2.35%, 7/27/2022	(a)	626,725
500	M	DNB Boligkreditt AS, 2.5%, 3/28/2022	(a)	485,513
Total Value of Coovered Bonds (cost $1,138,748)				1,112,238
		COLLATERALIZED MORTGAGE OBLIGATIONS-1.5%
390	M	Fannie Mae, 4%, 2/25/2025 (cost $420,520)		395,557
		SOVEREIGN BONDS-1.1%
300	M	Ukraine Government Aid Bonds, 1.471%, 9/29/2021 (cost $300,000)		288,599
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-6.5%
		Federal Home Loan Bank:
1,000	M	Zero Coupon, 10/4/2018 (Effective Yield 1.065%)	(c)	999,825
750	M	Zero Coupon, 10/12/2018 (Effective Yield 1.675%)	(c)	749,518
Total Value of Short-Term U.S. Government Obligations (cost $1,749,184)				1,749,343
Total Value of Investments (cost $27,606,717)		101.8%		27,151,492
Excess of Liabilities Over Other Assets		(1.8)		(476,111)
Net Assets		100.0%		$26,675,381

+	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at September 30, 2018.

(a)	Security exempt from registration under Rule 144A of the Securities
Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of
1933 and may only be sold to qualified institutional investors. At
September 30, 2018, the Fund held two 144A securities with an aggregate value of $1,112,238 representing 4.2% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(c)	The effective yields shown for zero coupon obligations are the effective yields at September 30, 2018.

At September 30, 2018, the cost of investments for federal income tax purposes was $27,623,837. Accumulated net unrealized depreciation on investments was $472,345, consisting of $408 gross unrealized appreciation and $472,753 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
U.S. Government Obligations	$-	$11,354,258	$-	$11,354,258
U.S. Government Agency
Obligations	-	9,647,352	-	9,647,352
Residential
Mortgage-Backed Securities	-	1,341,192	-	1,341,192
Commercial
Mortgage-Backed Securities	-	1,262,953	-	1,262,953
Covered Bonds	-	1,112,238	-	1,112,238
Collateralized Mortgage
Obligations	-	395,557	-	395,557
Sovereign Bonds	-	288,599	-	288,599
Short-Term U.S. Government
Agency Obligations	-	1,749,343	-	1,749,343
Total Investments in Securities*	$-	$27,151,492	$-	$27,151,492

*The Portfolio of Investments provides information on the industry categorization for covered bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GOVERNMENT CASH MANAGEMENT FUND
September 30, 2018

Principal			Interest
Amount		Security	Rate*	Value
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-59.0%
		U.S. Treasury Bills:
$300	M	10/4/2018	1.90%	$299,952
300	M	10/4/2018	1.91	299,952
1,000	M	10/18/2018	2.05	999,031
600	M	10/25/2018	1.97	599,210
500	M	10/25/2018	2.01	499,329
250	M	11/1/2018	2.05	249,559
400	M	11/8/2018	2.03	399,143
300	M	11/15/2018	2.02	299,240
350	M	12/6/2018	2.09	348,658
600	M	12/6/2018	2.10	597,688
200	M	12/13/2018	2.02	199,176
1,700	M	12/20/2018	2.12	1,691,986
500	M	12/27/2018	2.08	497,477
200	M	1/10/2019	2.10	198,815
350	M	2/7/2019	2.16	347,283
250	M	7/18/2019	2.41	245,148
Total Value of Short-Term U.S. Government Obligations (cost $7,771,647)				7,771,647
		VARIABLE AND FLOATING RATE NOTES-20.9%
		Federal Farm Credit Bank:
500	M	10/19/2018	2.33	500,061
700	M	5/16/2019	2.35	701,158
		Federal Home Loan Bank:
250	M	10/10/2018	2.00	250,000
500	M	10/26/2018	2.13	500,059
500	M	4/9/2019	2.01	499,668
300	M	7/5/2019	2.18	300,287
Total Value of Variable and Floating Rate Notes (cost $2,751,233)				2,751,233
		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-17.8%
150	M	Federal Farm Credit Bank, 11/1/2018	0.97	149,870
		Federal Home Loan Bank:
600	M	10/12/2018	2.04	599,626
300	M	10/12/2018	2.06	299,811
800	M	10/19/18	2.07	799,171
500	M	10/24/2018	2.06	499,343
Total Value of Short-Term U.S. Government Agency Obligations (cost $2,347,821)				2,347,821
Total Value of Investments (cost $12,870,701)**		97.7%		12,870,701
Other Assets, Less Liabilities		2.3		301,981
Net Assets		100.0%		$13,172,682

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at September 30, 2018.

**	Aggregate cost for federal income tax purposes is the same.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Short-Term U.S. Government
Obligations	$-	$7,771,647	$-	$7,771,647
Variable and Floating Rate Notes:
U.S. Government Agency Obligations	-	2,751,233	-	2,751,233
Short-Term U.S. Government
Agency Obligations	-	2,347,821	-	2,347,821
Total Investments in Securities	$-	$12,870,701	$-	$12,870,701

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GROWTH & INCOME FUND
September 30, 2018

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-95.6%
			Consumer Discretionary-5.5%
30,600			Aptiv, PLC		$2,567,340
72,100			Aramark Holdings Corp.		3,101,742
52,100			CBS Corp. - Class "B"		2,993,145
27,200			Home Depot, Inc.		5,634,480
18,400			Ross Stores, Inc.		1,823,440
77,600			Tapestry, Inc.		3,900,952
46,500			Walt Disney Co.		5,437,710
59,300			Wyndham Hotels & Resorts, Inc.		3,295,301
					28,754,110
			Consumer Staples-7.7%
96,700			Altria Group, Inc.		5,831,977
35,368			Coca-Cola Co.		1,633,648
105,100			Conagra Brands, Inc.		3,570,247
124,879			Koninklijke Ahold Delhaize NV (ADR)		2,853,485
84,900			Mondelez International, Inc. - Class "A"		3,647,304
53,100			PepsiCo, Inc.		5,936,580
70,600			Philip Morris International, Inc.		5,756,724
72,400			Procter & Gamble Co.		6,025,852
55,450			Walmart, Inc.		5,207,309
					40,463,126
			Energy-11.2%
66,500			Anadarko Petroleum Corp.		4,482,765
120,700			BP, PLC (ADR)		5,564,270
87,200			ConocoPhillips		6,749,280
109,700			Devon Energy Corp.		4,381,418
43,900			EOG Resources, Inc.		5,600,323
74,600			ExxonMobil Corp.		6,342,492
100,100			Halliburton Co.		4,057,053
46,000			Hess Corp.		3,292,680
160,622			Marathon Oil Corp.		3,739,280
78,322			Marathon Petroleum Corp.		6,263,410
24,250			Phillips 66		2,733,460
142,007			Suncor Energy, Inc.		5,494,251
					58,700,682
			Financials-21.8%
81,406			American Express Co.		8,668,925
29,200			American International Group, Inc.		1,554,608
34,600			Ameriprise Financial, Inc.		5,109,036
413,600			Bank of America Corp.		12,184,656
18,800		*	Berkshire Hathaway, Inc. - Class "B"		4,025,268
38,000			Chubb, Ltd.		5,078,320
169,800			Citigroup, Inc.		12,181,452
125,800			Citizens Financial Group, Inc.		4,852,106
44,700			Comerica, Inc.		4,031,940
88,843			Discover Financial Services		6,792,047
20,200			IBERIABANK Corp.		1,643,270
119,688			JPMorgan Chase & Co.		13,505,594
78,600			MetLife, Inc.		3,672,192
43,800			Morgan Stanley		2,039,766
43,500			PNC Financial Services Group, Inc.		5,924,265
42,200			SPDR S&P Regional Banking (ETF)		2,507,524
138,200			Sterling Bancorp		3,040,400
120,200			U.S. Bancorp		6,347,762
217,367			Wells Fargo & Co.		11,424,810
					114,583,941
			Health Care-16.6%
104,600			Abbott Laboratories		7,673,456
13,800			AbbVie, Inc.		1,305,204
15,700			Aetna, Inc.		3,184,745
13,800			Allergan, PLC		2,628,624
48,539			Baxter International, Inc.		3,741,872
32,500		*	Centene Corp.		4,705,350
84,800			CVS Health Corp.		6,675,456
54,000			Gilead Sciences, Inc.		4,169,340
34,200			Hill-Rom Holdings, Inc.		3,228,480
59,975			Johnson & Johnson		8,286,746
48,500			Koninklijke Philips NV (ADR)		2,207,235
52,012			Medtronic, PLC		5,116,420
128,343			Merck & Co., Inc.		9,104,652
205,293			Pfizer, Inc.		9,047,263
25,659			Shire, PLC (ADR)		4,651,207
38,643			Thermo Fisher Scientific, Inc.		9,431,983
23,472			Zoetis, Inc.		2,149,096
					87,307,129
			Industrials-9.4%
12,594			3M Co.		2,653,682
69,200		*	Gardner Denver Holdings, Inc.		1,961,128
42,000			Honeywell International, Inc.		6,988,800
49,900			Ingersoll-Rand, PLC		5,104,770
12,200			Lockheed Martin Corp.		4,220,712
18,800			ManpowerGroup, Inc.		1,616,048
51,400			Masco Corp.		1,881,240
23,900			Owens Corning		1,297,053
61,400			Schneider National, Inc. - Class "B"		1,533,772
8,900			Snap-On, Inc.		1,634,040
27,800			Stanley Black & Decker, Inc.		4,071,032
37,900			Triton International, Ltd.		1,260,933
45,000			Union Pacific Corp.		7,327,350
57,100			United Technologies Corp.		7,983,151
					49,533,711
			Information Technology-14.3%
1,700		*	Alphabet, Inc. - Class "A"		2,052,036
44,400			Apple, Inc.		10,022,856
198,700			Cisco Systems, Inc.		9,666,755
29,043		*	Dell Technologies, Inc. - Class "V"		2,820,656
19,684			DXC Technology Co.		1,840,848
51,500		*	eBay, Inc.		1,700,530
12,500		*	FleetCor Technologies, Inc.		2,848,000
166,500			Intel Corp.		7,873,785
96,800			Microsoft Corp.		11,071,016
9,800			NVIDIA Corp.		2,753,996
42,300			NXP Semiconductors NV		3,616,650
43,800			Oracle Corp.		2,258,328
97,788			QUALCOMM, Inc.		7,043,670
70,600			Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)		3,117,696
26,900		*	Take-Two Interactive Software, Inc.		3,711,931
31,400			TE Connectivity, Ltd.		2,761,002
					75,159,755
			Materials-2.5%
25,200			Celanese Corp. - Class "A"		2,872,800
36,300			FMC Corp.		3,164,634
52,500			International Paper Co.		2,580,375
18,300			Praxair, Inc.		2,941,359
8,050			RPM International, Inc.		522,767
16,100			Trinseo SA		1,260,630
					13,342,565
			Real Estate-1.0%
200,200			Brixmor Property Group, Inc. (REIT)		3,505,502
67,700			Tanger Factory Outlet Centers, Inc. (REIT)		1,548,976
					5,054,478
			Telecommunication Services-2.8%
197,100			AT&T, Inc.		6,618,618
155,300			Verizon Communications, Inc.		8,291,467
					14,910,085
			Utilities-2.8%
62,300			CMS Energy Corp.		3,052,700
35,900			Pinnacle West Capital Corp.		2,842,562
48,200			Utilities Select Sector SPDR Fund (ETF)		2,537,730
41,000			WEC Energy Group, Inc.		2,737,160
69,500			Xcel Energy, Inc.		3,281,095
					14,451,247
Total Value of Common Stocks (cost $316,552,531)					502,260,829
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-3.6%
			U.S. Treasury Bills, Zero Coupon, 10/4/2018 (Effective Yield 1.022%)
$19,000	M		(cost $18,994,808)		18,996,808
Total Value of Investments (cost $335,547,339)			99.2%	(a)	521,257,637
Other Assets, Less Liabilities			.8		4,377,768
Net Assets			100.0%		$525,635,405

*	Non-income producing

(a)	The effective yields shown for zero coupon obligations are the effective yields at September 30, 2018.

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
SPDR Standard & Poor's Depository Receipts

At September 30, 2018, the cost of investments for federal income tax purposes was $336,662,590. Accumulated net unrealized appreciation on investments was $184,595,047, consisting of $188,864,265 gross unrealized appreciation and $4,269,218 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$502,260,829	$-	$-	$502,260,829
Short-Term U.S. Government
Obligations	-	18,996,808	-	18,996,808
Total Investments in Securities*	$502,260,829	$18,996,808	$-	$521,257,637

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INTERNATIONAL FUND
September 30, 2018

Shares or
Principal
Amount		Security			Value
		COMMON STOCKS-97.0%
		United Kingdom-17.3%
70,350		British American Tobacco, PLC			$3,286,796
77,625		Bunzl, PLC			2,441,400
34,348		DCC, PLC			3,118,191
96,210		Diageo, PLC			3,409,648
632,119		Domino's Pizza Group, PLC			2,302,000
39,905		London Stock Exchange			2,385,291
53,905		Reckitt Benckiser Group, PLC			4,929,453
185,445		RELX NV			3,896,048
376,029		Rentokil Initial, PLC			1,560,538
					27,329,365
		United States-14.5%
10,501		Accenture, PLC - Class "A"			1,787,270
21,811		Aptiv, PLC			1,829,943
2,599	*	Booking Holdings, Inc.			5,156,416
17,740		Mastercard, Inc. - Class "A"			3,949,101
28,014		Medtronic, PLC			2,755,737
46,017		Philip Morris International, Inc.			3,752,226
24,765		Visa, Inc. - Class "A"			3,716,979
					22,947,672
		Canada-8.0%
106,916		Alimentation Couche-Tard, Inc. - Class "B"			5,348,076
46,612		Canadian National Railway Co.			4,182,504
4,310		Constellation Software, Inc.			3,169,543
					12,700,123
		India-7.5%
223,411		HDFC Bank, Ltd.			6,182,558
142,575		Housing Development Finance Corp., Ltd.			3,450,791
845,682		Power Grid Corp. of India			2,197,910
					11,831,259
		France-7.1%
7,284		L'Oreal SA			1,756,536
7,666		LVMH Moet Hennessy Louis Vuitton SE			2,711,124
23,788		Safran SA			3,333,618
18,053		Teleperformance			3,406,068
					11,207,346
		Spain-6.3%
19,512		Aena SA			3,386,831
135,397		Grifols SA - Class "A"			3,813,734
		Industria de Diseno Textil SA			2,803,773
					10,004,338
		Germany-5.6%
29,786		Fresenius SE & Co KGaA			2,187,030
30,304		HeidelbergCement AG			2,368,616
34,548		SAP SE			4,251,864
					8,807,510
		Netherlands-4.8%
23,756		Heineken NV			2,227,513
96,773		Unilever NV - CVA			5,389,261
					7,616,774
		Ireland-4.1%
275,911		AIB Group, PLC			1,412,727
34,294		Kingspan Group, PLC			1,599,052
40,641		Paddy Power Betfair, PLC			3,468,186
					6,479,965
		China-4.0%
17,994	*	Alibaba Group Holding, Ltd.			2,964,691
79,224		Tencent Holdings, Ltd.		(a)	3,270,829
					6,235,520
		Switzerland-3.8%
52,506		Nestle SA			4,377,462
97,328	*	UBS Group AG			1,537,175
					5,914,637
		Japan-3.3%
4,000		Keyence Corp.			2,322,831
17,600		Shimano, Inc.		(a)	2,836,261
					5,159,092
		Taiwan-2.9%
102,163		Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)			4,511,518
		Belgium-2.0%
36,229		Anheuser -Busch InBev SA			3,164,028
		Hong Kong-1.8%
438,182		Techtronic Industries Co., Ltd		(a)	2,798,687
		Mexico-1.0%
536,941		Walmart de Mexico			1,628,842
		Singapore-1.0%
81,000		United Overseas Bank		(a)	1,604,535
		Sweden-1.0%
126,827		Svenska Handelsbanken AB			1,601,856
		Brazil-1.0%
340,351		Ambev SA (ADR)			1,555,404
Total Value of Common Stocks (cost $118,445,202)					153,098,471
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-1.9%
		United States
		U.S. Treasury Bills, Zero Coupon, 10/4/2018 (Effective yield 1.022%)
$3,000	M	(cost $2,999,180)		(b)	2,999,496
Total Value of Investments (cost $121,444,382)			98.9%		156,097,967
Other Assets, Less Liabilities			1.1		1,805,689
Net Assets			100.0%		$157,903,656

*	Non-income producing

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(b)	The effective yields shown for zero coupon obligations are the effective yields at September 30, 2018.

Summary of Abbreviations:
ADR American Depositary Receipts

At September 30, 2018, the cost of investments for federal income tax purposes was $121,698,488. Accumulated net unrealized appreciation on investments was $34,399,479, consisting of $38,682,788 gross unrealized appreciation and $4,283,309 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$27,329,365	$-	$-	$27,329,365
United States	22,947,672	-	-	22,947,672
Canada	12,700,123	-	-	12,700,123
India	11,831,259	-	-	11,831,259
France	11,207,346	-	-	11,207,346
Spain	10,004,338	-	-	10,004,338
Germany	8,807,510	-	-	8,807,510
Netherlands	7,616,774	-	-	7,616,774
Ireland	6,479,965	-	-	6,479,965
China	6,235,520	-	-	6,235,520
Switzerland	5,914,637	-	-	5,914,637
Japan	5,159,092	-	-	5,159,092
Taiwan	4,511,518	-	-	4,511,518
Belgium	3,164,028	-	-	3,164,028
Hong Kong	2,798,687	-	-	2,798,687
Mexico	1,628,842	-	-	1,628,842
Singapore	1,604,535	-	-	1,604,535
Sweden	1,601,856	-	-	1,601,856
Brazil	1,555,404	-	-	1,555,404
Short-Term U.S. Government
Agency Obligations	-	2,999,496	-	2,999,496
Total Investments in Securities	$153,098,471	$2,999,496	$-	$156,097,967

During the period ended September 30, 2018, there were no transfers between Level 1 investments and Level 2 investments that had a material inpact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INVESTMENT GRADE FUND
September 30, 2018

Principal
Amount
or Shares		Security			Value
		CORPORATE BONDS-90.5%
		Aerospace/Defense-1.4%
$500	M	Rockwell Collins, Inc., 3.2%, 3/15/2024			$483,198
400	M	Rolls-Royce, PLC, 3.625%, 10/14/2025	(a)		390,382
					873,580
		Automotive-3.0%
450	M	Daimler Finance NA, LLC, 3.35%, 2/22/2023	(a)		442,935
400	M	Ford Motor Credit Co., LLC, 3.81%, 1/9/2024			381,801
		Lear Corp.:
400	M	5.25%, 1/15/2025			413,726
300	M	3.8%, 9/15/2027			279,037
400	M	O'Reilly Automotive, Inc., 3.55%, 3/15/2026			383,522
					1,901,021
		Chemicals-2.1%
500	M	Dow Chemical Co., 3.5%, 10/1/2024			490,010
500	M	LyondellBasell Industries NV, 6%, 11/15/2021			531,255
300	M	Nutrien, Ltd., 3.375%, 3/15/2025			284,854
					1,306,119
		Energy-9.1%
500	M	Andeavor Logistics, LP, 5.25%, 1/15/2025			512,715
450	M	BP Capital Markets, PLC, 3.216%, 11/28/2023			441,797
575	M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019	(a)		589,692
399	M	Continental Resources, Inc., 5%, 9/15/2022			405,218
400	M	Enable Midstream Partners, LP, 4.4%, 3/15/2027			384,550
500	M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021			506,321
300	M	Enterprise Products Operating, 7.55%, 4/15/2038			394,894
500	M	Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023			490,835
450	M	Kinder Morgan, Inc., 5.625%, 11/15/2023	(a)		480,869
500	M	Magellan Midstream Partners, LP, 5%, 3/1/2026			532,340
400	M	Noble Energy, Inc., 3.85%, 1/15/2028			378,552
		Valero Energy Corp.:
300	M	4.35%, 6/1/2028			302,764
300	M	6.625%, 6/15/2037			363,739
					5,784,286
		Financial Services-10.9%
200	M	Aircastle, Ltd., 4.4%, 9/25/2023			200,248
200	M	American International Group, Inc., 4.7%, 7/10/2035			200,350
500	M	Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024			516,123
500	M	Brookfield Finance, Inc., 4%, 4/1/2024			498,622
500	M	ERAC USA Finance, LLC, 4.5%, 8/16/2021	(a)		511,522
600	M	Ford Motor Credit Co., LLC, 8.125%, 1/15/2020			634,051
250	M	GE Capital International Funding Services, Ltd., 4.418%, 11/15/2035			235,703
700	M	General Electric Capital Corp., 4.65%, 10/17/2021			723,113
400	M	General Motors Financial Co., Inc., 5.25%, 3/1/2026			410,495
500	M	International Lease Finance Corp., 8.25%, 12/15/2020			546,663
500	M	Key Bank NA, 3.4%, 5/20/2026			474,919
400	M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022	(a)		414,614
		Protective Life Corp.:
600	M	7.375%, 10/15/2019			625,313
400	M	4.3%, 9/30/2028	(a)		394,432
300	M	Prudential Financial, Inc., 7.375%, 6/15/2019			309,479
200	M	Travelers Cos., Inc., 4.05%, 3/7/2048			193,840
					6,889,487
		Financials-20.7%
		Bank of America Corp.:
300	M	3.5416%, 10/21/2022		+	304,941
1,000	M	4.2%, 8/26/2024			1,005,457
500	M	4.271%, 7/23/2029			499,992
475	M	5.875%, 2/7/2042			563,073
		Barclays Bank, PLC:
400	M	5.125%, 1/8/2020			408,477
600	M	3.75%, 5/15/2024			593,329
300	M	Capital One Financial Corp., 3.75%, 4/24/2024			295,077
		Citigroup, Inc.:
200	M	2.9%, 12/8/2021			196,000
450	M	4.5%, 1/14/2022			463,077
450	M	4.3%, 11/20/2026			444,389
400	M	Deutsche Bank AG of New York, 3.7%, 5/30/2024			377,107
		Goldman Sachs Group, Inc.:
400	M	5.75%, 1/24/2022			425,758
450	M	3.272%, 9/29/2025		+	430,321
500	M	3.5%, 11/16/2026			474,991
250	M	HSBC Holdings, PLC, 3.95%, 5/18/2024			248,523
		JPMorgan Chase & Co.:
250	M	4.5%, 1/24/2022			257,837
800	M	3.54%, 5/1/2028		+	764,954
550	M	6.4%, 5/15/2038			687,283
		Morgan Stanley:
725	M	5.5%, 7/28/2021			763,674
300	M	4%, 7/23/2025			299,265
400	M	3.625%, 1/20/2027			384,517
		U.S. Bancorp:
500	M	3.6%, 9/11/2024			495,918
300	M	3.1%, 4/27/2026			283,948
400	M	UBS AG, 4.875%, 8/4/2020			411,791
300	M	UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028	(a)		297,580
		Wells Fargo & Co.:
900	M	3.45%, 2/13/2023			884,946
250	M	4.75%, 12/7/2046			249,619
		Wells Fargo Bank, NA:
250	M	5.85%, 2/1/2037			290,131
250	M	6.6%, 1/15/2038			314,590
					13,116,565
		Food/Beverage/Tobacco-4.2%
		Anheuser -Busch InBev Finance, Inc.:
200	M	3.65%, 2/1/2026			194,524
900	M	4.7%, 2/1/2036			903,814
550	M	Bunge Ltd. Finance Corp., 8.5%, 6/15/2019			569,927
440	M	Ingredion, Inc., 4.625%, 11/1/2020			449,489
525	M	Maple Escrow Subsidiary, Inc., 3.551%, 5/25/2021	(a)		524,376
					2,642,130
		Forest Products/Containers-1.0%
400	M	Packaging Corp. of America, 3.4%, 12/15/2027			376,668
250	M	Rock-Tenn Co., 4.9%, 3/1/2022			258,291
					634,959
		Health Care-4.1%
750	M	Bayer U.S. Finance II, LLC, 4.375%, 12/15/2028	(a)		736,306
		CVS Health Corp.:
400	M	3.875%, 7/20/2025			394,759
200	M	4.3%, 3/25/2028			198,815
200	M	5.05%, 3/25/2048			205,353
450	M	Express Scripts Holding Co., 4.75%, 11/15/2021			464,794
200	M	Halfmoon Parent, Inc., 4.375%, 10/15/2028	(a)		199,819
400	M	Laboratory Corp. of America Holdings, 3.75%, 8/23/2022			400,758
					2,600,604
		Information Technology-2.7%
350	M	Apple, Inc., 3%, 11/13/2027			332,617
400	M	Corning, Inc., 7.25%, 8/15/2036			460,873
900	M	Diamond 1 Finance Corp., 4.42%, 6/15/2021	(a)		914,130
					1,707,620
		Manufacturing-1.8%
400	M	Crane Co., 4.2%, 3/15/2048			375,234
250	M	CRH America, Inc., 3.4%, 5/9/2027	(a)		233,592
500	M	Johnson Controls International, PLC, 5%, 3/30/2020			510,217
					1,119,043
		Media-Broadcasting-1.5%
200	M	ABC, Inc., 8.75%, 8/15/2021			230,545
700	M	Comcast Corp., 4.25%, 1/15/2033			687,311
					917,856
		Media-Diversified-.6%
400	M	Time Warner, Inc., 3.6%, 7/15/2025			383,864
		Metals/Mining-2.4%
500	M	Arconic, Inc., 6.15%, 8/15/2020			520,625
500	M	Glencore Funding, LLC, 4.625%, 4/29/2024	(a)		504,952
500	M	Newmont Mining Corp., 5.125%, 10/1/2019			510,115
					1,535,692
		Real Estate-8.8%
400	M	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/2028			384,543
400	M	Boston Properties, LP, 5.875%, 10/15/2019			409,476
		Digital Realty Trust, LP:
300	M	5.25%, 3/15/2021			310,780
800	M	4.75%, 10/1/2025			821,330
200	M	Duke Realty Corp., 3.25%, 6/30/2026			188,462
300	M	Duke Realty, LP, 4%, 9/15/2028			296,347
400	M	ERP Operating, LP, 3.375%, 6/1/2025			390,126
300	M	Essex Portfolio, LP, 3.875%, 5/1/2024			298,684
200	M	HCP, Inc., 4.25%, 11/15/2023			200,712
200	M	National Retail Properties, Inc., 4.3%, 10/15/2028			198,892
500	M	Realty Income Corp., 3.875%, 4/15/2025			496,662
500	M	Simon Property Group, LP, 3.375%, 10/1/2024			489,624
400	M	STORE Capital Corp., 4.5%, 3/15/2028			391,100
425	M	Vornado Realty, LP, 3.5%, 1/15/2025			407,407
300	M	Welltower, Inc., 4%, 6/1/2025			296,401
					5,580,546
		Retail-General Merchandise-1.7%
400	M	Amazon.com, Inc., 4.8%, 12/5/2034			437,586
500	M	Home Depot, Inc., 5.875%, 12/16/2036			609,653
					1,047,239
		Telecommunications-3.1%
500	M	AT&T, Inc., 4.25%, 3/1/2027			494,405
		Verizon Communications, Inc.:
600	M	4.329%, 9/21/2028	(a)		604,427
900	M	4.272%, 1/15/2036			860,265
					1,959,097
		Transportation-3.1%
400	M	Air Lease Corp., 3.875%, 7/3/2023			396,816
300	M	Aviation Capital Group, LLC, 3.5%, 11/1/2027	(a)		274,327
		Burlington Northern Santa Fe, LLC:
200	M	5.75%, 5/1/2040			239,844
400	M	5.15%, 9/1/2043			449,486
300	M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022	(a)		309,480
350	M	Southwest Airlines Co., 3%, 11/15/2026			323,948
					1,993,901
		Utilities-8.3%
500	M	Duke Energy Progress, Inc., 4.15%, 12/1/2044			490,124
300	M	Electricite de France SA, 3.625%, 10/13/2025	(a)		290,484
300	M	Entergy Arkansas, Inc., 4.95%, 12/15/2044			300,837
400	M	Exelon Generation Co., LLC, 3.4%, 3/15/2022			396,692
413	M	Great River Energy, 4.478%, 7/1/2030	(a)		416,736
500	M	Ohio Power Co., 5.375%, 10/1/2021			529,465
450	M	Oklahoma Gas & Electric Co., 4%, 12/15/2044			411,334
400	M	ONEOK Partners, LP, 3.375%, 10/1/2022			394,291
		ONEOK, Inc.:
400	M	7.5%, 9/1/2023			456,574
500	M	4.55%, 7/15/2028			503,460
150	M	San Diego Gas & Electric Co., 1.914%, 2/1/2022			146,377
		Sempra Energy:
604	M	9.8%, 2/15/2019			619,490
300	M	2.8477%, 1/15/2021		+	300,089
					5,255,953
Total Value of Corporate Bonds (cost $59,345,059)					57,249,562
		EXCHANGE TRADED FUNDS-4.7%
34,370		iShares iBoxx USD High Yield Corporate Bond ETF (ETF) (cost $2,947,627)			2,970,943
		U.S. GOVERNMENT OBLIGATIONS-1.3%
		U.S. Treasury Bonds:
$650	M	3%, 2/15/2048			625,689
180	M	3.125%, 5/15/2048			177,644
Total Value of U.S. Government Obligations (cost $819,626)					803,333
		PASS-THROUGH CERTIFICATES-. 7%
		Transportation
500	M	American Airlines 2017-2 AA PTT, 3.35%, 10/15/2029 (cost $500,000)			478,311
		TAXABLE MUNICIPAL BONDS-. 4%
250	M	California State GO, 4.6%, 4/1/2038 (cost $263,280)			259,747
Total Value of Investments (cost $63,875,592)		97.6%			61,761,896
Other Assets, Less Liabilities		2.4			1,520,756
Net Assets		100.0%			$63,282,652

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2018, the
Fund held nineteen 144A securities with an aggregate value of $8,530,655 representing 13.5% of the Fund's net assets.

+	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at September 30, 2018.

Summary of Abbreviations:
ETF Exchange Traded Funds
GO General Obligation
PTT Pass-Through Trust
USD United States Dollar

At September 30, 2018, the cost of investments for federal income tax purposes was $63,875,592. Accumulated net unrealized depreciation on investments was $2,113,696, consisting of $171,446 gross unrealized appreciation and $2,285,142 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$57,249,562	$-	$57,249,562
Exchange Traded Funds	2,970,943	-	-	2,970,943
U.S. Government Obligations	-	803,333	-	803,333
Pass-Through Certificates	-	478,311	-	478,311
Taxable Municipal Bonds	-	259,747	-	259,747
Total Investments in Securities*	$2,970,943	$58,790,953	$-	$61,761,896

*The Portfolio of Investments provides information on the industry categorization for corporate bonds and pass-through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
LIMITED DURATION BOND FUND
September 30, 2018

Principal
Amount
or Shares		Security			Value
		CORPORATE BONDS-64.8%
		Automotive-8.7%
$210	M	Ford Motor Credit Co., LLC, 3.5488%, 2/15/2023		+	$208,961
		General Motors Financial Co., Inc.:
100	M	3.55%, 4/9/2021			99,991
108	M	3.8892%, 1/14/2022		+	110,169
150	M	Hyundai Capital America, 3.2609%, 7/8/2021	(a)	+	150,442
110	M	O'Reilly Automotive, Inc., 4.625%, 9/15/2021			113,452
					683,015
		Chemicals-1.3%
100	M	Dow Chemical Co., 4.25%, 11/15/2020			101,875
		Energy-1.0%
80	M	Continental Resources, Inc., 5%, 9/15/2022			81,247
		Financial Services-7.3%
220	M	Compass Bank, 5.5%, 4/1/2020			225,986
200	M	PNC Bank, NA, 2.7%, 11/1/2022			192,782
100	M	Protective Life Corp., 7.375%, 10/15/2019			104,219
50	M	Prudential Financial, Inc., 7.375%, 6/15/2019			51,580
					574,567
		Financials-13.6%
100	M	Bank of Montreal, 1.9%, 8/27/2021			96,088
100	M	Barclays Bank, PLC, 6.75%, 5/22/2019			102,461
100	M	Capital One Financial Corp., 3.05%, 3/9/2022			97,852
200	M	Danske Bank AS, 2.7%, 3/2/2022	(a)		191,808
100	M	Goldman Sachs Group, Inc., 3.3656%, 6/5/2023	+		101,247
100	M	JPMorgan Chase & Co., 4.5%, 1/24/2022			103,135
170	M	Morgan Stanley, 5.5%, 7/28/2021			179,068
100	M	Wells Fargo & Co., 3.45%, 2/13/2023			98,327
100	M	Wells Fargo Bank, NA, 2.6%, 1/15/2021			98,348
					1,068,334
		Food/Beverage/Tobacco-4.6%
100	M	Bunge Ltd. Finance Corp., 8.5%, 6/15/2019			103,623
		General Mills, Inc.:
100	M	2.8792%, 4/16/2021	+		100,502
100	M	3.346%, 10/17/2023	+		100,825
60	M	Ingredion, Inc., 4.625%, 11/1/2020			61,294
					366,244
		Health Care-4.8%
80	M	CVS Health Corp., 3.125%, 3/9/2020			80,039
100	M	Gilead Sciences, Inc., 2.55%, 9/1/2020			99,022
200	M	Halfmoon Parent, Inc., 3.2%, 9/17/2020	(a)		199,360
					378,421
		Information Technology-.6%
50	M	QUALCOMM, Inc., 2.6%, 1/30/2023			48,094
		Metals/Mining-1.3%
100	M	Viterra, Inc., 5.95%, 8/1/2020			103,603
		Real Estate-6.2%
200	M	American Tower Trust I, 3.07%, 3/15/2023	(a)		195,474
100	M	Boston Properties, LP, 5.875%, 10/15/2019			102,369
100	M	Digital Realty Trust, LP, 2.75%, 2/1/2023			95,611
100	M	Realty Income Corp., 3.25%, 10/15/2022			98,811
					492,265
		Telecommunications-2.5%
100	M	AT&T, Inc., 2.45%, 6/30/2020			98,705
100	M	Verizon Communications, Inc., 1.75%, 8/15/2021			95,977
					194,682
		Transportation-4.6%
200	M	Aviation Capital Group, LLC, 7.125%, 10/15/2020	(a)		213,473
141	M	Heathrow Funding, Ltd., 4.875%, 7/15/2021	(a)		146,441
					359,914
		Utilities-8.3%
100	M	Arizona Public Service Co., 8.75%, 3/1/2019			102,410
100	M	DTE Energy Co., 3.3%, 6/15/2022			98,677
138	M	Entergy Corp., 5.125%, 9/15/2020			141,682
100	M	ONEOK Partners, LP, 3.375%, 10/1/2022			98,573
115	M	Sempra Energy, 2.7841%, 3/15/2021	+		114,927
100	M	Wisconsin Public Service Corp., 1.65%, 12/4/2018			99,869
					656,138
Total Value of Corporate Bonds (cost $5,275,101)					5,108,399
		ASSET-BACKED SECURITIES-13.9%
		Fixed Autos-9.7%
133	M	American Credit Acceptance Trust, 2.61%, 5/10/2021	(a)		132,848
200	M	BMW Vehicle Lease Trust, 2.07%, 10/20/2020			198,464
150	M	CarMax Auto Owner Trust, 3.37%, 10/16/2023			149,363
126	M	Ford Credit Floorplan Master Trust, 1.76%, 2/15/2021			125,603
100	M	GM Financial Automobile Leasing Trust, 3.31%, 4/20/2022			99,757
60	M	Santander Drive Auto Receivables Trust, 3.03%, 9/15/2022			59,761
					765,796
		Fixed Manufacturing-2.7%
210	M	Kubota Credit Owner Trust, 3.1%, 8/15/2022	(a)		209,595
		Fixed Telecommunication Services-1.5%
120	M	Verizon Owner Trust, 1.92%, 12/20/2021	(a)		118,465
Total Value of Asset-Backed Securities (cost $1,094,549)					1,093,856
		U.S. GOVERNMENT OBLIGATIONS-6.7%
		U.S. Treasury Notes:
200	M	2.625%, 6/15/2021			198,695
330	M	2.875%, 9/30/2023			328,885
Total Value of U.S. Government Obligations (cost $527,724)					527,580
		U.S. GOVERNMENT AGENCY OBLIGATIONS-6.2%
250	M	Fannie Mae, 1.25%, 5/6/2021			239,933
250	M	Federal Home Loan Bank, 2.375%, 3/30/2020			248,518
Total Value of U.S. Government Agency Obligations (cost $489,013)					488,451
		EXCHANGE TRADED FUNDS-4.4%
4,045		iShares iBoxx USD High Yield Corporate Bond ETF (ETF) (cost $346,428)			349,650
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-1.8%
		Fannie Mae-1.7%
$5	M	3%, 9/1/2027			5,106
128	M	3.5%, 12/1/2025 - 12/1/2029			128,584
					133,690
		Freddie Mac-.1%
12	M	3%, 8/1/2027			11,661
Total Value of Residential Mortgage-Backed Securities (cost $152,416)					145,351
Total Value of Investments (cost $7,885,231)		97.8%			7,713,287
Other Assets, Less Liabilities		2.2			171,613
Net Assets		100.0%			$7,884,900

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2018, the
Fund held nine 144A securities with an aggregate value of $1,557,906 representing 19.8% of the Fund's net assets.

+	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at September 30, 2018.

Summary of Abbreviations:
ETF Exchange Traded Fund
USD United States Dollar

At September 30, 2018, the cost of investments for federal income tax purposes was $7,885,231. Accumulated net unrealized depreciation on investments was $171,944, consisting of $6,337 gross unrealized appreciation and $178,281 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$5,108,399	$-	$5,108,399
Asset-Backed Securities	-	1,093,856	-	1,093,856
U.S. Government
Obligations	-	527,580	-	527,580
U.S. Government Agency
Obligations	-	488,451	-	488,451
Exchange Traded Funds	349,650	-	-	349,650
Residential
Mortgage-Backed Securities	-	145,351	-	145,351
Total Investments in Securities*	$349,650	$7,363,637	$-	$7,713,287

*The Portfolio of Investments provides information on the industry categorization for corporate bonds and asset-backed securities.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
OPPORTUNITY FUND
September 30, 2018

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-96.6%
			Consumer Discretionary-15.7%
22,000			Acushnet Holdings Corp.		$603,460
12,000			Aramark Holdings Corp.		516,240
10,500			Big Lots, Inc.		438,795
14,500			DSW, Inc. - Class "A"		491,260
6,300		*	Fox Factory Holding Corp.		441,315
7,000		*	Helen of Troy, Ltd.		916,300
2,600			Lear Corp.		377,000
13,000		*	LKQ Corp.		411,710
8,500			Magna International, Inc.		446,505
10,700			Meredith Corp.		546,235
21,800		*	Michaels Cos., Inc.		353,814
5,800			Nordstrom, Inc.		346,898
7,000			Oxford Industries, Inc.		631,400
9,000			Penske Automotive Group, Inc.		426,510
5,000			Ross Stores, Inc.		495,500
12,000			Ruth's Hospitality Group, Inc.		378,600
23,100		*	ServiceMaster Holdings, Inc.		1,432,893
14,500			Tapestry, Inc.		728,915
19,600		*	Taylor Morrison Home Corp. - Class "A"		353,584
32,000		*	TRI Pointe Group, Inc.		396,800
19,500		*	William Lyon Homes - Class "A"		309,855
2,500			Wyndham Destinations, Inc.		108,400
8,000			Wyndham Hotels & Resorts, Inc.		444,560
					11,596,549
			Consumer Staples-5.5%
5,800			B&G Foods, Inc.		159,210
15,000			Conagra Brands, Inc.		509,550
34,250			Koninklijke Ahold Delhaize NV (ADR)		782,613
3,600			McCormick & Co., Inc.		474,300
18,200		*	Performance Food Group Co.		606,060
12,300			Pinnacle Foods, Inc.		797,163
22,500		*	U.S. Foods Holding Corp.		693,450
					4,022,346
			Energy-5.2%
57,000			EnCana Corp.		747,270
6,400			EOG Resources, Inc.		816,448
8,000			EQT Corp.		353,840
24,500			Noble Energy, Inc.		764,155
7,200			PBF Energy, Inc. - Class "A"		359,352
24,000		*	ProPetro Holding Corp.		395,760
3,250			Valero Energy Corp.		369,687
					3,806,512
			Financials-14.1%
9,400		*	Amalgamated Bank - Class "A"		181,326
5,000			Ameriprise Financial, Inc.		738,300
14,700			Berkshire Hills Bancorp, Inc.		598,290
34,100			Citizens Financial Group, Inc.		1,315,237
6,900			Comerica, Inc.		622,380
13,000			Discover Financial Services		993,850
22,500			Financial Select Sector SPDR Fund (ETF)		620,550
10,400			First Republic Bank		998,400
8,800			Great Western Bancorp, Inc.		371,272
8,900			IBERIABANK Corp.		724,015
8,500			Nasdaq, Inc.		729,300
8,500			Selective Insurance Group, Inc.		539,750
7,000			SPDR S&P Regional Banking (ETF)		415,940
33,600			Sterling Bancorp		739,200
13,000			Synchrony Financial		404,040
16,700			Waddell & Reed Financial, Inc. - Class "A"		353,706
					10,345,556
			Health Care-12.2%
11,000		*	Centene Corp.		1,592,580
6,700		*	Charles River Laboratories International, Inc.		901,418
7,200			Gilead Sciences, Inc.		555,912
10,300			Hill-Rom Holdings, Inc.		972,320
2,300		*	Jazz Pharmaceuticals, PLC		386,699
17,000			Phibro Animal Health Corp. - Class "A"		729,300
22,600		*	Prestige Brands, Inc.		856,314
3,800			Quest Diagnostics, Inc.		410,058
15,500			Smith & Nephew, PLC (ADR)		574,895
6,200			Thermo Fisher Scientific, Inc.		1,513,296
2,500		*	Waters Corp.		486,700
					8,979,492
			Industrials-14.2%
13,500			A.O. Smith Corp.		720,495
12,700			AAR Corp.		608,203
7,600			Apogee Enterprises, Inc.		314,032
12,800			ESCO Technologies, Inc.		871,040
24,200		*	Evoqua Water Technologies Corp.		430,276
25,400		*	Gardner Denver Holdings, Inc.		719,836
6,900			Ingersoll-Rand, PLC		705,870
5,700			J. B. Hunt Transport Services, Inc.		677,958
17,300			Korn/Ferry International		851,852
2,600			ManpowerGroup, Inc.		223,496
23,800			Masco Corp.		871,080
9,000		*	MasTec, Inc.		401,850
5,600			Owens Corning		303,912
1,850			Roper Technologies, Inc.		547,988
27,200			Schneider National, Inc. - Class "B"		679,456
2,300			Snap-On, Inc.		422,280
3,700			Stanley Black & Decker, Inc.		541,828
16,000			Triton International, Ltd.		532,320
					10,423,772
			Information Technology-14.8%
7,500			Belden, Inc.		535,575
1,600			Broadcom, Inc.		394,768
27,000			Cypress Semiconductor Corp.		391,230
10,700		*	Fiserv, Inc.		881,466
4,200			FleetCor Technologies, Inc.		956,928
3,950		*	IAC/InterActive Corp.		856,044
4,500			Lam Research Corp.		682,650
5,700			LogMeIn, Inc.		507,870
4,000			NetApp, Inc.		343,560
5,400		*	NETGEAR, Inc.		339,390
10,000			SS&C Technologies Holdings, Inc.		568,300
4,700		*	Synopsys, Inc.		463,467
3,500		*	Take-Two Interactive Software, Inc.		482,965
5,400			TE Connectivity, Ltd.		474,822
4,900		*	Tech Data Corp.		350,693
9,900			Technology Select Sector SPDR Fund (ETF)		745,767
45,850			Travelport Worldwide, Ltd.		773,490
6,500			Western Digital Corp.		380,510
4,200		*	Zebra Technologies Corp. - Class "A"		742,686
					10,872,181
			Materials-6.9%
10,300		*	Berry Global Group, Inc.		498,417
2,700			Eastman Chemical Co.		258,444
16,100		*	Ferro Corp.		373,842
9,800			FMC Corp.		854,364
7,400			Greif, Inc.		397,084
6,100			KMG Chemicals, Inc.		460,916
2,600			Praxair, Inc.		417,898
8,600			Sealed Air Corp.		345,290
30,800		*	Summit Materials, Inc. - Class "A"		559,944
11,800			Trinseo SA		923,940
					5,090,139
			Real Estate-4.9%
37,100			Brixmor Property Group, Inc. (REIT)		649,621
6,392			Brookfield Property Partners (REIT)		133,529
11,900			Douglas Emmett, Inc. (REIT)		448,868
4,700			Federal Realty Investment Trust (REIT)		594,409
20,200			FNF Group, Inc.		794,870
17,000			RLJ Lodging Trust (REIT)		374,510
27,400			Tanger Factory Outlet Centers, Inc. (REIT)		626,912
					3,622,719
			Utilities-3.1%
15,000			CenterPoint Energy, Inc.		414,750
10,700			CMS Energy Corp.		524,300
10,100			Portland General Electric Co.		460,661
13,500			WEC Energy Group, Inc.		901,260
					2,300,971
Total Value of Common Stocks (cost $56,855,487)					71,060,237
			SHORT-TERM U.S.GOVERNMENT OBLIGATIONS-2.7%
			U.S. Treasury Bills, Zero Coupon, 10/4/2018 (Effective yield 1.022%)
$2,000	M		(cost $1,999,453)	(a)	1,999,664
Total Value of Investments (cost $58,854,940)			99.3%		73,059,901
Other Assets, Less Liabilities			.7		502,300
Net Assets			100.0%		$73,562,201

*	Non-income producing

(a)	The effective yields shown for zero coupon obligations are the effective yields at September 30, 2018.

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust
	SPDR	Standard & Poor's Depository Receipts

At September 30, 2018, the cost of investments for federal income tax purposes was $58,897,606. Accumulated net unrealized appreciation on investments was $14,162,295, consisting of $16,342,060 gross unrealized appreciation and $2,179,765 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$71,060,237	$-	$-	$71,060,237
Short-Term U.S. Government
Agency Obligations	-	1,999,664	-	1,999,664
Total Investments in Securities*	$71,060,237	$1,999,664	$-	$73,059,901

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
SELECT GROWTH FUND
September 30, 2018

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-97.2%
			Consumer Discretionary-12.5%
2,600		*	AutoZone, Inc.		$2,016,820
15,225			Home Depot, Inc.		3,153,859
12,500			PVH Corp.		1,805,000
21,000			Target Corp.		1,852,410
32,300		*	TripAdvisor, Inc.		1,649,561
					10,477,650
			Consumer Staples-4.6%
30,500			Sysco Corp.		2,234,125
17,400			Wal-Mart, Inc.		1,634,034
					3,868,159
			Energy-.8%
5,260			Chevron Corp.		643,193
			Financials-9.2%
15,090			Discover Financial Services		1,153,630
16,200			JPMorgan Chase & Co.		1,828,008
27,000			Progressive Corp.		1,918,080
22,100			SunTrust Banks, Inc.		1,476,059
25,900			U.S. Bancorp		1,367,779
					7,743,556
			Health Care-17.9%
11,000			Allergan, PLC		2,095,280
26,700			Baxter International, Inc.		2,058,303
5,100		*	Biogen, Inc.		1,801,881
32,500			Bristol-Myers Squibb Co.		2,017,600
22,000		*	Centene Corp.		3,185,160
21,700			Eli Lilly & Co.		2,328,627
14,000		*	Varian Medical Systems, Inc.		1,567,020
					15,053,871
			Industrials-13.6%
6,200			Boeing Co.		2,305,780
18,100			Eaton Corp., PLC		1,569,813
23,000			Emerson Electric Co.		1,761,340
6,500			Huntington Ingalls Industries, Inc.		1,664,520
16,400			Landstar Systems, Inc.		2,000,800
11,800			Norfolk Southern Corp.		2,129,900
					11,432,153
			Information Technology-36.5%
16,300			Adobe Systems, Inc.		4,400,185
1,600		*	Alphabet, Inc. - Class "A"		1,931,328
9,200			Apple, Inc.		2,076,808
12,100		*	Arista Networks, Inc.		3,216,906
13,800			Automatic Data Processing, Inc.		2,079,108
65,900		*	Cadence Design Systems, Inc.		2,986,588
11,800		*	F5 Networks, Inc.		2,353,156
7,700		*	FleetCor Technologies, Inc.		1,754,368
28,700		*	Fortinet, Inc.		2,648,149
19,700			Microsoft Corp.		2,253,089
36,400			NetApp, Inc.		3,126,396
20,600		*	PayPal Holdings, Inc.		1,809,504
					30,635,585
			Materials-2.1%
15,700			Celanese Corp. - Class "A"		1,789,800
Total Value of Common Stocks (cost $57,574,472)					81,643,967
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-1.8%
			U.S. Treasury Bills, Zero Coupon, 10/4/2018 (Effective Yield 1.022%)
$1,500	M		(cost $1,499,590)	(a)	1,499,748
Total Value of Investments (cost $59,074,062)			99.0%		83,143,715
Other Assets, Less Liabilities			1.0		881,203
Net Assets			100.0%		$84,024,918

*	Non-income producing

(a)	The effective yields shown for zero coupon obligations are the effective yields at September 30, 2018.

At September 30, 2018, the cost of investments for federal income tax purposes was $59,074,062. Accumulated net unrealized appreciation on investments was $24,069,653, consisting of $24,261,178 gross unrealized appreciation and $191,525 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$81,643,967	$-	$-	$81,643,967
Short-Term U.S. Government
Agency Obligations	-	1,499,748	-	1,499,748
Total Investments in Securities*	$81,643,967	$1,499,748	$-	$83,143,715

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
SPECIAL SITUATIONS FUND
September 30, 2018

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-98.3%
			Consumer Discretionary-13.2%
56,000			American Eagle Outfitters, Inc.		$1,390,480
88,500		*	Century Communities, Inc.		2,323,125
25,900			Cheesecake Factory, Inc.		1,386,686
13,000			Children's Place, Inc.		1,661,400
71,700			Dana, Inc.		1,338,639
64,400			DSW, Inc. - Class "A"		2,181,872
58,400			Entercom Communications Corp. - Class "A"		461,360
31,500		*	Genesco, Inc.		1,483,650
59,000			Haverty Furniture Cos., Inc.		1,303,900
16,500		*	Helen of Troy, Ltd.		2,159,850
32,200			Meredith Corp.		1,643,810
69,000		*	Michaels Cos., Inc.		1,119,870
23,600			Oxford Industries, Inc.		2,128,720
35,500			Penske Automotive Group, Inc.		1,682,345
42,400			Ruth's Hospitality Group, Inc.		1,337,720
52,600		*	ServiceMaster Holdings, Inc.		3,262,778
120,000		*	TRI Pointe Group, Inc.		1,488,000
18,600		*	Visteon Corp.		1,727,940
73,400		*	William Lyon Homes - Class "A"		1,166,326
67,900			Wolverine World Wide, Inc.		2,651,495
					33,899,966
			Consumer Staples-4.2%
35,300			Energizer Holdings, Inc.		2,070,345
12,100			Lancaster Colony Corp.		1,805,441
41,400		*	Performance Food Group Co.		1,378,620
40,300			Pinnacle Foods, Inc.		2,611,843
53,400			Tootsie Roll Industries, Inc.		1,561,950
41,700		*	U.S. Foods Holding Corp.		1,285,194
					10,713,393
			Energy-6.5%
83,200		*	Carrizo Oil & Gas, Inc.		2,096,640
52,200			Delek U.S. Holdings, Inc.		2,214,846
114,200		*	Jagged Peak Energy, Inc.		1,579,386
150,000		*	Keane Group, Inc.		1,855,500
102,300			Liberty Oilfield Services, Inc. - Class "A"		2,206,611
136,000		*	Oasis Petroleum, Inc.		1,928,480
50,500			PBF Energy, Inc. - Class "A"		2,520,455
110,200		*	WPX Energy, Inc.		2,217,224
					16,619,142
			Financials-23.5%
100,400		*	AllianceBernstein Holding, LP (MLP)		3,057,180
47,300			American Financial Group, Inc.		5,248,881
53,100			Aspen Insurance Holdings, Ltd.		2,219,580
86,100			Berkshire Hills Bancorp, Inc.		3,504,270
114,500			Brown & Brown, Inc.		3,385,765
68,200			Capstar Financial Holdings, Inc.		1,138,940
60,800			Citizens Financial Group, Inc.		2,345,056
41,400		*	FCB Financial Holdings, Inc. - Class "A"		1,962,360
57,900			Great Western Bancorp, Inc.		2,442,801
88,400			Green Bancorp, Inc.		1,953,640
51,400			Guaranty Bancorp		1,526,580
29,700			IBERIABANK Corp.		2,416,095
39,000			James River Group Holdings, Ltd.		1,662,180
30,500			Kemper Corp.		2,453,725
84,200			OceanFirst Financial Corp.		2,291,924
133,800			Old National Bancorp of Indiana		2,582,340
40,800			Popular, Inc.		2,091,000
37,700			Prosperity Bancshares, Inc.		2,614,495
31,500			QCR Holdings, Inc.		1,286,775
59,200		*	Seacoast Banking Corp.		1,728,640
70,000			Simmons First National Corp. - Class "A"		2,061,500
185,400			Sterling Bancorp		4,078,800
144,300			TCF Financial Corp.		3,435,783
142,100			Waddell & Reed Financial, Inc. - Class "A"		3,009,678
					60,497,988
			Health Care-6.4%
18,400		*	Centene Corp.		2,663,952
11,900		*	Charles River Laboratories International, Inc.		1,601,026
25,500			Hill-Rom Holdings, Inc.		2,407,200
13,500		*	ICON, PLC		2,075,625
28,000			PerkinElmer, Inc.		2,723,560
54,000			Phibro Animal Health Corp. - Class "A"		2,316,600
13,500			SPDR S&P Biotech ETF (ETF)		1,294,245
50,000		*	Varex Imaging Corp.		1,433,000
					16,515,208
			Industrials-15.1%
27,100			Apogee Enterprises, Inc.		1,119,772
87,100		*	Atkore International Group Co.		2,310,763
65,100		*	BrightView Holdings, Inc.		1,044,855
39,400			Columbus McKinnon Corp.		1,557,876
27,900			Comfort Systems USA, Inc.		1,573,560
26,000			ESCO Technologies, Inc.		1,769,300
6,200		*	Esterline Technologies Corp.		563,890
80,000		*	Gardner Denver Holdings, Inc.		2,267,200
32,000			ITT, Inc.		1,960,320
40,200			Korn/Ferry International		1,979,448
36,200			Masco Corp.		1,324,920
143,500		*	NCI Building Systems, Inc.		2,174,025
16,700			Owens Corning		906,309
32,900			Park-Ohio Holdings Corp.		1,261,715
29,000		*	Patrick Industries, Inc.		1,716,800
24,300			Regal Beloit Corp.		2,003,535
61,000			Schneider National, Inc. - Class "B"		1,523,780
11,000			Snap-On, Inc.		2,019,600
11,000			Spirit Aerosystems Holdings, Inc. - Class "A"		1,008,370
67,500		*	SPX Corp.		2,248,425
23,800			Standex International Corp.		2,481,150
42,200			Timken Co.		2,103,670
57,000			Triton International, Ltd.		1,896,390
					38,815,673
			Information Technology-11.8%
72,300		*	ARRIS International, PLC		1,879,077
57,900		*	Axcelis Technologies, Inc.		1,137,735
24,500			Belden, Inc.		1,749,545
67,100		*	CommScope Holding Co., Inc.		2,063,996
52,600		*	Diodes, Inc.		1,751,054
126,600		*	MagnaChip Semiconductor Corp.		1,253,340
211,500		*	Mitel Networks Corp.		2,330,730
30,900			MKS Instruments, Inc.		2,476,635
70,700		*	Perficient, Inc.		1,884,155
15,400			Perspecta, Inc.		396,088
33,300			Silicon Motion Technology Corp. (ADR)		1,788,210
15,500		*	Tech Data Corp.		1,109,335
162,900			Travelport Worldwide, Ltd.		2,748,123
128,100		*	TTM Technologies, Inc.		2,038,071
39,500		*	Verint Systems, Inc.		1,978,950
43,200		*	Web.com Group, Inc.		1,205,280
13,600		*	Zebra Technologies Corp. - Class "A"		2,404,888
					30,195,212
			Materials-9.0%
35,500			AptarGroup, Inc.		3,824,770
37,700		*	Berry Global Group, Inc.		1,824,303
139,500		*	Constellium NV - Class "A"		1,722,825
108,300		*	Ferro Corp.		2,514,726
21,700			Greif, Inc.		1,164,422
68,500			Louisiana-Pacific Corp.		1,814,565
114,200		*	PQ Group Holdings, Inc.		1,995,074
25,100			Sealed Air Corp.		1,007,765
26,000			Sensient Technologies Corp.		1,989,260
46,500			Trinseo SA		3,640,950
32,000			WestRock Co.		1,710,080
					23,208,740
			Real Estate-5.4%
87,100			Americold Realty Trust (REIT)		2,179,242
129,100			Brixmor Property Group, Inc. (REIT)		2,260,541
63,300			Douglas Emmett, Inc. (REIT)		2,387,676
19,500			Federal Realty Investment Trust (REIT)		2,466,165
74,500			RLJ Lodging Trust (REIT)		1,641,235
81,900			Sunstone Hotel Investors, Inc. (REIT)		1,339,884
71,700			Tanger Factory Outlet Centers, Inc. (REIT)		1,640,496
					13,915,239
			Utilities-3.2%
48,000			Black Hills Corp.		2,788,320
24,100			Pinnacle West Capital Corp.		1,908,238
48,100			Portland General Electric Co.		2,193,841
20,600			WEC Energy Group, Inc.		1,375,256
					8,265,655
Total Value of Common Stocks (cost $196,648,613)					252,646,216
			SHORT-TERM U.S.GOVERNMENT OBLIGATIONS-1.2%
			U.S. Treasury Bills, Zero Coupon, 10/4/2018 (Effective yield 1.022%)
$3,000	M		(cost $2,999,180)	(a)	2,999,496
Total Value of Investments (cost $199,647,793)			99.5%		255,645,712
Other Assets, Less Liabilities			.5		1,233,061
Net Assets			100.0%		$256,878,773

*	Non-income producing

(a)	The effective yields shown for zero coupon obligations are the effective yields at September 30, 2018.

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	MLP	Master Limited Partnership
	REIT	Real Estate Investment Trust
	SPDR	Standard & Poor's Depository Receipts

At September 30, 2018, the cost of investments for federal income tax purposes was $199,779,372. Accumulated net unrealized appreciation on investments was $55,866,340, consisting of $63,285,804 gross unrealized appreciation and $7,419,464 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$252,646,216	$-	$-	$252,646,216
Short-Term U.S. Government
Agency Obligations	-	2,999,496	-	2,999,496
Total Investments in Securities*	$252,646,216	$2,999,496	$-	$255,645,712

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
TOTAL RETURN FUND
September 30, 2018

Shares or
Principal
Amount			Security			Value
			COMMON STOCKS-59.4%
			Consumer Discretionary-3.8%
50			Amazon.com, Inc.			$100,150
1,600			Aptiv, PLC			134,240
5,270			Aramark Holdings Corp.			226,715
2,560			CBS Corp. - Class "B"			147,072
2,200			Home Depot, Inc.			455,730
2,000			Ross Stores, Inc.			198,200
4,460			Tapestry, Inc.			224,204
2,620			Walt Disney Co.			306,383
2,420			Wyndham Hotels & Resorts, Inc.			134,479
						1,927,173
			Consumer Staples-4.4%
5,870			Altria Group, Inc.			354,020
5,950			Coca-Cola Co.			274,830
6,500			Conagra Brands, Inc.			220,805
7,133			Koninklijke Ahold Delhaize NV (ADR)			162,989
2,710			PepsiCo, Inc.			302,978
4,480			Philip Morris International, Inc.			365,299
3,410			Procter & Gamble Co.			283,814
2,660			Walmart, Inc.			249,801
						2,214,536
			Energy-7.3%
2,750			Anadarko Petroleum Corp.			185,378
8,000			BP, PLC (ADR)			368,800
1,900			Chevron Corp.			232,332
4,220			ConocoPhillips			326,628
6,280			Devon Energy Corp.			250,823
15,300			EnCana Corp.			200,583
1,860			EOG Resources, Inc.			237,280
3,050			ExxonMobil Corp.			259,311
4,700			Halliburton Co.			190,491
7,400			Marathon Oil Corp.			172,272
5,690			Marathon Petroleum Corp.			455,029
1,820			Occidental Petroleum Corp.			149,549
950			Phillips 66			107,084
3,260			Schlumberger, Ltd.			198,599
8,230			Suncor Energy, Inc.			318,419
						3,652,578
			Financials-12.2%
4,400			American Express Co.			468,556
1,630			Ameriprise Financial, Inc.			240,686
13,860			Bank of America Corp.			408,316
2,210			Chubb, Ltd.			295,344
5,100			Citigroup, Inc.			365,874
8,280			Citizens Financial Group, Inc.			319,360
2,210			Comerica, Inc.			199,342
4,990			Discover Financial Services			381,485
700			Goldman Sachs Group, Inc.			156,968
4,100			Hamilton Lane, Inc. - Class "A"			181,548
7,090			JPMorgan Chase & Co.			800,036
4,300			MetLife, Inc.			200,896
3,900			Morgan Stanley			181,623
2,470			PNC Financial Services Group, Inc.			336,389
3,900			Popular, Inc.			199,875
10,270			Regions Financial Corp.			188,454
9,750			Sterling Bancorp			214,500
1,100			Travelers Cos., Inc.			142,681
6,190			U.S. Bancorp			326,894
9,260			Wells Fargo & Co.			486,706
						6,095,533
			Health Care-11.9%
5,310			Abbott Laboratories			389,542
1,000			Aetna, Inc.			202,850
740			Allergan, PLC			140,955
2,837			Baxter International, Inc.			218,704
700		*	Biogen, Inc.			247,317
1,700		*	Centene Corp.			246,126
5,030			CVS Health Corp.			395,962
2,800			Gilead Sciences, Inc.			216,188
2,240			Hill-Rom Holdings, Inc.			211,456
4,520			Johnson & Johnson			624,528
3,900			Koninklijke Philips NV (ADR)			177,489
2,690			Medtronic, PLC			264,615
6,070			Merck & Co., Inc.			430,606
13,400			Pfizer, Inc.			590,538
1,600			Shire, PLC (ADR)			290,032
8,300			Smith & Nephew, PLC (ADR)			307,847
2,790			Thermo Fisher Scientific, Inc.			680,983
900		*	Vertex Pharmaceuticals, Inc.			173,466
2,000			Zoetis, Inc.			183,120
						5,992,324
			Industrials-5.4%
850			3M Co.			179,103
11,000		*	Gardner Denver Holdings, Inc.			311,740
2,510			Honeywell International, Inc.			417,664
2,900			Ingersoll-Rand, PLC			296,670
750			Lockheed Martin Corp.			259,470
5,470			Schneider National, Inc. - Class "B"			136,641
1,790			Stanley Black & Decker, Inc.			262,128
1,600			Triton International, Ltd.			53,232
2,000			Union Pacific Corp.			325,660
3,430			United Technologies Corp.			479,548
						2,721,856
			Information Technology-11.1%
250		*	Alphabet, Inc. - Class "A"			301,770
2,890			Apple, Inc.			652,389
11,200			Cisco Systems, Inc.			544,880
1,760		*	Dell Technologies, Inc. - Class "V"			170,931
2,050		*	eBay, Inc.			67,691
800		*	FleetCor Technologies, Inc.			182,272
8,240			Intel Corp.			389,670
1,600			LogMeIn, Inc.			142,560
6,460			Microsoft Corp.			738,830
5,800			Nintendo Co., Ltd.			263,697
950			NVIDIA Corp.			266,969
2,600		*	NXP Semiconductors NV			222,300
6,200			QUALCOMM, Inc.			446,586
1,200			salesforce.com, Inc.			190,836
4,500			Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)			198,720
1,600		*	Take-Two Interactive Software, Inc.			220,784
1,800			TE Connectivity, Ltd.			158,274
1,100			Visa, Inc. - Class "A"			165,099
2,500		*	Worldpay, Inc. - Class "A"			253,175
						5,577,433
			Materials-1.2%
3,500			DowDuPont, Inc.			225,085
2,100			International Paper Co.			103,215
850			Praxair, Inc.			136,620
1,600			Trinseo SA			125,280
						590,200
			Real Estate-.4%
4,700			FNF Group, Inc.			184,945
			Telecommunication Services-1.3%
8,450			AT&T, Inc.			283,751
7,000			Verizon Communications, Inc.			373,730
						657,481
			Utilities-.4%
4,360			Exelon Corp.			190,358
Total Value of Common Stocks (cost $23,814,902)						29,804,417
			CORPORATE BONDS-23.3%
			Aerospace/Defense-.6%
$300	M		Rockwell Collins, Inc., 3.2%, 3/15/2024			289,919
			Automotive-2.0%
200	M		Daimler Finance NA, LLC, 3.35%, 2/22/2023	(a)		196,860
100	M		Ford Motor Credit Co., LLC, 8.125%, 1/15/2020			105,675
208	M		General Motors Financial Co., Inc., 5.25%, 3/1/2026			213,457
			Lear Corp.:
200	M		5.25%, 1/15/2025			206,863
200	M		3.8%, 9/15/2027			186,025
100	M		O'Reilly Automotive, Inc., 3.55%, 3/15/2026			95,880
						1,004,760
			Chemicals-.4%
100	M		Dow Chemical Co., 3.5%, 10/1/2024			98,002
100	M		Nutrien, Ltd., 3.375%, 3/15/2025			94,951
						192,953
			Energy-3.7%
200	M		BP Capital Markets, PLC, 3.216%, 11/28/2023			196,354
300	M		Canadian Oil Sands, Ltd., 7.75%, 5/15/2019	(a)		307,665
300	M		Continental Resources, Inc., 5%, 9/15/2022			304,675
100	M		Enbridge Energy Partners, LP, 4.2%, 9/15/2021			101,264
200	M		Enterprise Products Operating, 7.55%, 4/15/2038			263,263
200	M		Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023			196,334
150	M		Kinder Morgan, Inc., 5.625%, 11/15/2023	(a)		160,290
300	M		Magellan Midstream Partners, LP, 5%, 3/1/2026			319,404
						1,849,249
			Financial Services-2.4%
100	M		Ameriprise Financial, Inc., 5.3%, 3/15/2020			103,128
100	M		Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024			103,225
300	M		Brookfield Finance, Inc., 4%, 4/1/2024			299,173
			ERAC USA Finance, LLC:
100	M		4.5%, 8/16/2021	(a)		102,304
100	M		3.3%, 10/15/2022	(a)		98,210
100	M		Key Bank NA, 3.4%, 5/20/2026			94,984
100	M		Liberty Mutual Group, Inc., 4.95%, 5/1/2022	(a)		103,653
100	M		Prudential Financial, Inc., 7.375%, 6/15/2019			103,160
200	M		Travelers Cos., Inc., 4.05%, 3/7/2048			193,840
						1,201,677
			Financials-3.2%
100	M		Bank of America Corp., 5.875%, 2/7/2042			118,542
100	M		Barclays Bank, PLC, 5.125%, 1/8/2020			102,119
100	M		Capital One Financial Corp., 3.75%, 4/24/2024			98,359
100	M		Citigroup, Inc., 4.5%, 1/14/2022			102,906
100	M		Deutsche Bank AG of New York, 3.7%, 5/30/2024			94,277
100	M		Goldman Sachs Group, Inc., 3.625%, 1/22/2023			99,726
200	M		HSBC Holdings, PLC, 2.65%, 1/5/2022			194,304
			JPMorgan Chase & Co.:
100	M		4.5%, 1/24/2022			103,135
100	M		3.54%, 5/1/2028		+	95,619
			Morgan Stanley:
200	M		5.5%, 7/28/2021			210,669
100	M		4%, 7/23/2025			99,755
100	M		U.S. Bancorp, 3.6%, 9/11/2024			99,184
200	M		UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028	(a)		198,387
						1,616,982
			Food/Beverage/Tobacco-.2%
100	M		Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/2026			97,262
			Forest Products/Containers-.6%
200	M		Packaging Corp. of America, 3.4%, 12/15/2027			188,334
100	M		Rock-Tenn Co., 4.9%, 3/1/2022			103,316
						291,650
			Health Care-1.3%
250	M		Bayer U.S. Finance II, LLC, 4.375%, 12/15/2028	(a)		245,435
200	M		CVS Health Corp., 3.875%, 7/20/2025			197,380
100	M		Express Scripts Holding Co., 4.75%, 11/15/2021			103,287
100	M		Laboratory Corp. of America Holdings, 3.75%, 8/23/2022			100,189
						646,291
			Information Technology-1.0%
100	M		Apple, Inc., 2.5%, 2/9/2025			94,593
200	M		Corning, Inc., 7.25%, 8/15/2036			230,437
200	M		Diamond 1 Finance Corp., 4.42%, 6/15/2021	(a)		203,140
						528,170
			Manufacturing-.8%
300	M		Crane Co., 4.2%, 3/15/2048			281,425
100	M		Johnson Controls International, PLC, 5%, 3/30/2020			102,043
						383,468
			Media-Broadcasting-.8%
			Comcast Corp.:
100	M		5.15%, 3/1/2020			102,834
300	M		4.25%, 1/15/2033			294,562
						397,396
			Media-Diversified-.2%
100	M		Time Warner, Inc., 3.6%, 7/15/2025			95,966
			Metals/Mining-.7%
235	M		Glencore Funding, LLC, 4.625%, 4/29/2024	(a)		237,328
100	M		Newmont Mining Corp., 5.125%, 10/1/2019			102,023
						339,351
			Real Estate-1.9%
200	M		Alexandria Real Estate Equities, Inc., 3.95%, 1/15/2028			192,271
75	M		Digital Realty Trust, LP, 4.75%, 10/1/2025			77,000
100	M		ERP Operating, LP, 3.375%, 6/1/2025			97,532
200	M		Essex Portfolio, LP, 3.875%, 5/1/2024			199,122
100	M		HCP, Inc., 4.25%, 11/15/2023			100,356
200	M		Vornado Realty, LP, 3.5%, 1/15/2025			191,721
100	M		Welltower, Inc., 4%, 6/1/2025			98,800
						956,802
			Retail-General Merchandise-.2%
100	M		Home Depot, Inc., 5.875%, 12/16/2036			121,931
			Schools-.2%
100	M		Yale University, 2.086%, 4/15/2019			99,746
			Telecommunications-.4%
200	M		AT&T, Inc., 4.25%, 3/1/2027			197,762
			Transportation-1.3%
250	M		Air Lease Corp., 3.875%, 7/3/2023			248,010
100	M		Burlington Northern Santa Fe, LLC, 5.15%, 9/1/2043			112,371
100	M		Penske Truck Leasing Co., LP, 4.875%, 7/11/2022	(a)		103,160
200	M		Southwest Airlines Co., 3%, 11/15/2026			185,113
						648,654
			Utilities-1.4%
100	M		Commonwealth Edison Co., 5.9%, 3/15/2036			119,302
100	M		Duke Energy Progress, Inc., 4.15%, 12/1/2044			98,025
100	M		Electricite de France SA, 3.625%, 10/13/2025	(a)		96,828
100	M		Entergy Arkansas, Inc., 4.95%, 12/15/2044			100,279
100	M		Ohio Power Co., 5.375%, 10/1/2021			105,893
100	M		Oklahoma Gas & Electric Co., 4%, 12/15/2044			91,408
100	M		Sempra Energy, 9.8%, 2/15/2019			102,565
						714,300
Total Value of Corporate Bonds (cost $12,249,004)						11,674,289
			RESIDENTIAL MORTGAGE-BACKED SECURITIES-5.6%
			Fannie Mae-4.6%
39	M		2.5%, 7/1/2031			37,354
224	M		3%, 5/1/2029 - 11/1/2030			222,119
521	M		3.5%, 11/1/2028 - 1/1/2048		(b)	517,615
659	M		4%, 7/1/2041 - 3/1/2047			667,249
775	M		4.5%, 8/1/2041 - 8/1/2048			801,333
70	M		5%, 3/1/2042			74,635
						2,320,305
			Freddie Mac-1.0%
306	M		3.5%, 5/1/2033 - 7/1/2044			307,389
66	M		4%, 7/1/2044 - 4/1/2045			66,950
109	M		4.5%, 12/1/2043			113,643
						487,982
Total Value of Residential Mortgage-Backed Securities (cost $2,888,994)						2,808,287
			EXCHANGE TRADED FUNDS-2.0%
11,670			iShares iBoxx USD High Yield Corporate Bond ETF (ETF) (cost $998,217)			1,008,755
			U.S. GOVERNMENT OBLIGATIONS-1.8%
			U.S. Treasury Bonds:
$100	M		3.125%, 8/15/2044			98,770
500	M		3.125%, 5/15/2048			493,457
300	M		U.S. Treasury Notes, 2.875%, 5/15/2028			295,523
Total Value of U. S. Government Obligations (cost $913,063)						887,750
			TAXABLE MUNICIPAL BONDS-1.5%
175	M		Allegheny Cnty., PA GO, 5%, 11/1/2043			196,026
50	M		Forney, TX ISD GO, 5%, 8/15/2048			56,202
125	M		Met. St. Louis, MO Swr. Dist. Wstwtr. Sys. Rev., 5%, 5/1/2047			141,163
			Port Houston, TX Auth. GO:
50	M		5%, 10/1/2037			56,823
50	M		5%, 10/1/2038			56,597
150	M		San Antonio, TX ISD GO, 5%, 8/15/2043			166,040
75	M		Tomball, TX ISD GO, 5%, 2/15/2041			85,396
Total Value of Taxable Municipal Bonds (cost $776,818)						758,247
			ASSET-BACKED SECURITIES-1.2%
			Fixed Autos-.6%
100	M		BMW Vehicle Lease Trust, 2.07%, 10/20/2020			99,232
200	M		Ford Credit Floorplan Master Trust, 1.76%, 2/15/2021			199,370
						298,602
			Fixed Telecommunication Services-. 6%
300	M		Verizon Owner Trust, 1.92%, 12/20/2021	(a)		296,163
Total Value of Asset-Backed Securities (cost $594,413)						594,765
			COMMERCIAL MORTGAGE-BACKED SECURITIES-1.1%
			Federal Home Loan Mortgage Corporation
547	M		Multi-Family Structured Pass-Throughs, 3.725%, 12/25/2027 (cost $558,453)			556,854
			COLLATERALIZED MORTGAGE OBLIGATIONS-.4%
245	M		Fannie Mae, 3.0858%, 12/25/2027 (cost $234,827)	+		234,088
			U.S. GOVERNMENT AGENCY OBLIGATIONS-. 4%
200	M		Federal Farm Credit Bank, 3%, 9/13/2029 (cost $188,543)			186,410
			PASS-THROUGH CERTIFICATES-. 2%
			Transportation
100	M		American Airlines 2017-2 AA PTT, 3.35%, 10/15/2029 (cost $100,818)			95,662
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-4.0%
			U.S. Treasury Bills, Zero Coupon, 10/4/2018 (Effective yield 1.022%)
2,000	M		(cost $1,999,453)	(c)		1,999,664
Total Value of Investments (cost $45,317,505)			100.9%			50,609,188
Excess of Liabilities Over Other Assets			(.9)			(457,480)
Net Assets			100.0%			$50,151,708

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2018, the Fund held thirteen 144A securities with an aggregate value of $2,349,423 representing
4.7% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(c)	The effective yields shown for zero coupon obligations are the effective yields at
September 30, 2018.

+	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at September 30, 2018.

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	GO	General Obligation
	ISD	Independent School District
	PTT	Pass-Through Trust
	USD	United States Dollar

At September 30, 2018, the cost of investments for federal income tax purposes was $45,317,895. Accumulated net unrealized appreciation on investments was $5,291,293, consisting of $6,233,780 gross unrealized appreciation and
$942,487 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$29,804,417	$-	$-	$29,804,417
Corporate Bonds	-	11,674,289	-	11,674,289
Residential
Mortgage-Backed Securities	-	2,808,287	-	2,808,287
Exchange Traded Funds	1,008,755	-	-	1,008,755
U.S. Government Obligations	-	887,750	-	887,750
Taxable Municipal Bonds	-	758,247	-	758,247
Asset-Backed Securities	-	594,765	-	594,765
Commercial Mortgage-Backed
Securities	-	556,854	-	556,854
Collateralized Mortgage
Obligations	-	234,088	-	234,088
U.S. Government Agency
Obligations	-	186,410	-	186,410
Pass-Through Certificates	-	95,662	-	95,662
Short-Term U.S. Government
Agency Obligations	-	1,999,664	-	1,999,664
Total Investments in Securities*	$30,813,172	$19,796,016	$-	$50,609,188

*The Portfolio of Investments provides information on the industry categorization for common stocks, corporate bonds, asset-backed securities and pass-through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2018. Transfers, if any, between Levels are recognized at the end of the reporting period.

Security Valuation - Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities or an authorized pricing service. Fixed income securities, other than short-term debt securities held by the Government Cash Management Fund, are priced based upon evaluated prices that are provided by a pricing service approved by the Trust's Board of Trustees (the "Board"). Other securities may also be priced based upon valuations that are provided by pricing services approved by the Board. The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining evaluated prices.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee of Foresters Investment Management Company, Inc. ("FIMCO") decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or are deemed to be unreliable or do not appear to reflect significant events that have occurred prior to the time as of which the net asset value is calculated, the securities may be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use evaluated prices from a pricing service to fair value foreign equity securities in the event that fluctuation in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currencies are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

The Government Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurements and Disclosures" ("ASC 820"), investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities, options and futures contracts traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Variable and floating rate, corporate, covered, sovereign and municipal bonds, asset backed, U.S. Government and U.S. Government Agency securities, pass-through certificates, loan participations and short-term notes are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost by the Government Cash Management Fund are categorized in Level 2. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The aggregate value by input level, as of September 30, 2018, is included at the end of each Fund's schedule of investments.

Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Derivatives - Some of the Funds may invest in various derivatives. A derivative is a financial instrument which has a value that is based on - or "derived from" - the values of other assets, reference rates, or indices. The Funds may invest in derivatives for hedging purposes.

Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indices. Derivatives include futures contracts and options on futures contracts, forward- commitment transactions, options on securities, caps, floors, collars, swap contracts, and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap contracts, are privately negotiated and entered into in the over-the-counter market ("OTC"). The risks associated with the use of derivatives are different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments.

The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a "counterparty") or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if FIMCO, or a Fund's subadviser, as applicable, does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is relatively illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or "basis" risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Because many derivatives have leverage or borrowing components, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Funds' interest. The Funds bear the risk that FIMCO will incorrectly forecast future market trends or the values of assets, reference rates, indices, or other financial or economic factors in establishing derivative positions for the Funds. If FIMCO attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the Funds will be exposed to the risk that the derivative will have or will develop an imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Funds. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund.

The following provides more information on specific types of derivatives and activity in the Funds. The use of derivative instruments by the Funds for the period ended September 30, 2018 was related to the use of written and purchased options and futures contracts, as described further below.

Options Contracts - Some of the Funds may write covered call options on securities, derivative instruments, or currencies the Fund owns or in which it may invest. Writing call options tends to decrease a Fund's exposure to the underlying instrument. When a Fund writes a call, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

A Fund pays a premium which is included in its Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

At September 30, 2018, the Covered Call Strategy Fund had investments in options contracts, which are listed in its Portfolio of Investments.

Futures Contracts - The Funds may enter into futures contracts including interest rate futures contracts and index futures, including futures on equity market indices and debt market indices. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds may use futures contracts to manage exposure to the stock market. Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations. Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. A futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for, among other purposes, the purpose of hedging against changes in the value of a Fund's portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker through which the transaction is affected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as "initial margin."

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund's obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds' investment adviser, FIMCO, or a Fund's subadviser, as applicable, to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO's, or a Fund's subadviser's, if applicable, prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. Derivatives may be difficult to sell, unwind or value.

At September 30, 2018, the Balanced Income Fund had investments in futures contracts, which are listed in its Portfolios of Investments.

Name Change - Effective January 31, 2018, the First Investors Limited Duration High Quality Bond Fund changed its name to First Investors Limited Duration Bond Fund. The purpose of the name change is to reflect some changes to the Fund's investment strategies.

Reorganizations of Government Fund into Limited Duration Bond Fund and Balanced Income Fund into Total Return Fund - On April 19, 2018: (a) the Board of Trustees (the "Board") of First Investors Life Series Funds (the "Trust") approved a Plan of Reorganization and Termination (the "Plan") pursuant to which First Investors Life Series Government Fund ("Government Fund"), a series of the Trust, would be reorganized into First Investors Life Series Limited Duration Bond Fund ("Limited Duration Bond Fund"), also a series of the Trust; and (b) the Board of the Trust approved a Plan of Reorganization and Termination (the "Plan") pursuant to which First Investors Life Series Balanced Income Fund ("Balanced Income Fund"), a series of the Trust, would be reorganized into First Investors Life Series Total Return Fund ("Total Return Fund"), a series of the Trust. Each of these transactions is referred to as a Reorganization.

Reorganization of Government Fund into Limited Duration Bond Fund - Pursuant to the Plan, shares of Government Fund held by each shareholder of Government Fund will be exchanged for shares of Limited Duration Bond Fund with the same aggregate net asset value as the shareholder had in Government Fund as of the scheduled close of regular trading on the New York Stock Exchange on the closing date of the Reorganization. Upon the completion of the Reorganization, shareholders of Government Fund will become shareholders of Limited Duration Bond Fund and Government Fund will then be terminated. The Reorganization is expected to occur on December 14, 2018. A shareholder vote is not required to reorganize Government Fund into Limited Duration Bond Fund. Government Fund shareholders will receive, prior to the Reorganization, a Prospectus and Information Statement that will describe, among other things, the investment objectives, policies and risks of each Fund in the Reorganization and the terms of the Plan. Government Fund will continue sales, redemptions and exchanges of its shares as described in its prospectus until the closing date of the Reorganization.

Reorganization of Balanced Income Fund into Total Return Fund - Pursuant to the Plan, shares of Balanced Income Fund held by each shareholder of Balanced Income Fund will be exchanged for shares of Total Return Fund with the same aggregate net asset value as the shareholder had in Balanced Income Fund as of the scheduled close of regular trading on the New York Stock Exchange on the closing date of the Reorganization. Upon the completion of the Reorganization, shareholders of Balanced Income Fund will become shareholders of Total Return Fund and Balanced Income Fund will then be terminated. The Reorganization is expected to occur on December 14, 2018. A shareholder vote is not required to reorganize Balanced Income Fund into Total Return Fund. Balanced Income Fund will continue sales, redemptions and exchanges of its shares as described in its prospectus until the closing date of the Reorganization.

The exchange of shares in each Reorganization is intended to be a tax-free transaction for federal income tax purposes and, as such, is not expected to be considered a taxable event. It is anticipated that no sales loads, commissions or other transaction fees will be imposed on shareholders of Government Fund or Balanced Income Fund in connection with the Reorganizations.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act of 1940, as amended)

are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Life Series Funds

By: /s/ E. Blake Moore Jr.

E. Blake Moore Jr.

President and Principal Executive Officer

Date: November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Life Series Funds

By: /s/ E. Blake Moore Jr.

E. Blake Moore Jr.

President and Principal Executive Officer

By: /s/ Joseph I. Benedek

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: November 28, 2018